E*TRADE Russell 2000 Index Fund
ANNUAL REPORT

Dear E*TRADE Funds Shareholders,

We are writing to report the performance of the E*TRADE Russell 2000 Index Fund (the "Fund") for the year ended December 31, 2001. We'd also like to take this opportunity to thank you for investing in the Fund.

The Fund's investment objective is to provide investment results that match as closely as practicable, before fees and expenses, the performance of the Russell 2000 IndexSM (the "Russell 2000 Index").* The Fund seeks to achieve its investment objective by investing all of its assets in the Russell 2000 Index Master Portfolio ("Master Portfolio"), a series of Master Investment Portfolio ("MIP"), a registered open-end management investment company, rather than directly in a portfolio of securities. In turn, the Master Portfolio seeks to match the total return performance of the small-capitalization sector of the U.S. stock market by investing in a representative sample of those securities comprising the Russell 2000 Index.

The Russell 2000 Index measures the performance of the small-capitalization segment of the U.S. equity market.The Russell 2000 Index is a capitalization-weighted index and a subset consisting of approximately the 2,000 smallest companies of the Russell 3000 Index. The Russell 3000 Index consists of the 3,000 largest companies domiciled in the U.S. and its territories and represents approximately 98% of the investable U.S. public equity market. The Russell 2000 Index currently represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the most recent reconstitution of the index, the average market capitalization of the Russell 2000 Index was approximately $466 million and the largest company in the Index had an approximate market capitalization of $1.5 billion.

Generally the Fund attempts to be fully invested at all times in securities comprising the Russell 2000 Index. Certain risks are associated with investment in small-cap companies. Small-cap companies tend to be less financially secure than large-capitalization companies; have less diverse product lines; be more susceptible to adverse developments concerning their products; be more thinly traded; have less liquidity; and have greater volatility in the price of their securities.


------------------ ---------------- --------------------------------
                                    Average Annual Return
------------------ ---------------- --------------------------------
                   One Year         Since Inception
------------------ ---------------- --------------------------------
Fund               1.82%            1.81%
------------------ ---------------- --------------------------------
Index              2.63%            2.61%
------------------ ---------------- --------------------------------

The following table shows the hypothetical return of $10,000 invested in the Russell 2000 Index (and not the return of any fund). An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.




                 Russell 2000
 DATE              Index+
--------------------------------

12/31/00         $10,000.00
 1/31/01         $10,520.00
2/29/01          $ 9,830.94
3/31/01          $ 9,350.21
4/30/01          $10,080.46
5/31/01          $10,327.43
6/30/01          $10,676.50
7/31/01          $10,113.85
8/31/01          $ 9,787.17
9/30/01          $ 8,471.77
10/31/01         $ 8,968.22
11/30/01         $ 9,662.36
12/31/01         $10,259.49



The following graph provides the hypothetical account values of $10,000 invested in the Fund as of the end of each month in which the Fund was operational for the year ended December 31, 2001.

            E*TRADE Russell 2000
 DATE            Index Fund+
-----------------------------------

12/31/00         $10,000.00
 1/31/01         $10,480.00
2/29/01          $ 9,800.32
3/31/01          $ 9,303.56
4/30/01          $10,045.44
5/31/01          $10,276.03
6/30/01          $10,638.83
7/31/01          $10,066.20
8/31/01          $ 9,744.73
9/30/01          $ 8,430.26
10/31/01         $ 8,913.72
11/30/01         $ 9,598.56
12/31/01         $10,182.63


[insert graph]

+Hypothetical illustration of $10,000 invested at inception of the Fund (commencement of operations was December 29, 2000), assuming reinvestment of dividends and capital gains at net asset value through December 31, 2001. This graph reflects the Fund's operating expenses, but the Index does not have expenses, which would have lowered its performance.

The graph does not reflect the deduction of taxes that you would pay on a Fund distribution or redemption of Fund shares.


You should remember that past performance is no guarantee of future returns and the Fund may not be able to duplicate its performance. The investment return and principal value of an investment in the Fund will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

FINANCIAL MARKETS COMMENTARY

During 2001, the slowing economy undermined corporate profits, caused unemployment to rise sharply, and led to pessimism among many investors. The year began with news that companies in once fast-growing sectors such as technology and telecommunications were missing Wall Street expectations for revenues and earnings. The financial markets fell on this poor corporate performance, as many investors sold shares and pushed key indexes sharply lower. The technology-heavy Nasdaq Composite was particularly hard hit, losing 25% in the first quarter alone. Generally poor economic conditions persisted throughout most of 2001, with unemployment rising to 5.7% by year's end, the highest level in six years. In this environment, the tragic events of September 11 added another blow to an economy already struggling to return to growth.

The Federal Reserve Board (the "Fed") reduced interest rates steadily throughout the year - it made its first cut on January 3, 2001 - seeking to restart economic expansion. The last cut on December 11 marked the eleventh reduction in 2001, and brought the federal funds rate to 1.75%, its lowest level since 1962. By the end of the year there were some signs that the economy was responding to the liquidity. November's housing starts were up a solid 8.2%, and a number of leading economic indicators turned moderately positive. Fueled in part by the Fed's stimulus, financial markets staged a year-end rally, despite significant economic and political uncertainties in the aftermath of the September attacks.

Returns in economic sectors varied during the year. Financial services firms (21.00% of the Russell 2000 Index as of December 31, 2001) gained 15.64%. Consumer discretionary companies (18.10% of the Index as of December 31, 2001) rose 19.32%, while technology firms (14.60% of the Index as of December 31) lost 20.58%. Many of the top companies in the Index had strong results during the period, despite the modest overall return of the Russell 2000 Index. Top holding Dean Foods Co. (0.37% of the Index as of December 31, 2001), gained 42.08% for the year. Michaels Stores Inc. (0.27% of the Index as of December 31, 2001) had a strong gain of 148.68%. Shares of Ball Corp. (0.24% of the Index) and Alliant Techsystems (0.24% of the Index) both rose, increasing 55.31% and 73.48%, respectively. IKON Office Solutions (0.21% of the Index) shares moved sharply higher, gaining 377.93%. Among the top holdings, only J.D. Edwards & Company (0.20% of the Index) lost value for the year, declining 7.65%

E*TRADE Funds

E*TRADE Funds continue to offer an array of index-based, and actively managed mutual funds. Our family of funds is designed to help investors diversify their portfolios across sectors and product types. Our family mission is based on several core principles. We apply seasoned investment experience to actively managed and indexed funds. We keep expenses low by leveraging technology. Low costs and our 100% online platform put the power of portfolio diversification in your hands.

Please check out http://www.etradefunds.etrade.com for a prospectus containing more information, including fees and expenses. Please read the prospectus carefully before you invest or send money.

This year, we would like to highlight two of our index funds for you. Using an index based portfolio management strategy means that knowledge of the funds' investment strategy is very transparent. For example the E*TRADE Russell 2000 Index Fund is composed of small cap firms found in the Russell 2000 Index and the E*TRADE S&P 500 Index Fund is composed of firms found on the S&P 500 Index - wasn't that easy...no surprises.

E*TRADE Russell 2000 Index Fund

The E*TRADE Russell 2000 Index Fund's investment objective is to provide investment results that match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Index SM*, a recognized benchmark for the small cap group. Small Cap funds have been noted as a well performing group, according to Kiplinger's Personal Finance Magazine***, in the first year of a recovery, small stocks have outpaced shares of larger companies by 7.5% on average. The reason: Small companies tend to react more quickly to improved economic conditions. Certain risks are associated with investment in small-cap companies. Small-cap companies tend to be: less financially secure than large-capitalization companies; have less diverse product lines; be more susceptible to adverse developments concerning their products; be more thinly traded; have less liquidity; and have greater volatility in the price of their securities.

E*TRADE S&P 500 Index Fund

The E*TRADE S&P 500 Index Fund's investment objective is to provide investment results that match as closely as practicable, before fees and expense, the performance of the S&P 500 Index**, a recognized index for representing a broad perspective on the U.S. Economy. The E*TRADE S&P 500 Index fund is available exclusively to E*TRADE customers.

The E*TRADE Russell 2000 Index Fund's audited financial statements for the year ended December 31, 2001 are provided below. We hope you will find them useful for evaluating and monitoring your investment. Thank you again for your continued participation in the E*TRADE Russell 2000 Index Fund.

Sincerely,

E*TRADE Funds

* Frank Russell Company does not sponsor the Fund nor is it affiliated in any way with ETAM or the Fund. "Frank Russell Company" and "Russell 2000 Index" are service marks of the Frank Russell Company and have been licensed for use for certain purposes by ETAM. The Fund is not sponsored, endorsed, sold or promoted by Frank Russell Company, and Frank Russell Company makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund.
Please see the Statement of Additional Information.

**Standard & Poor'sTM," "S&PTM", "S&P 500TM", "Standard & Poor's 500(R)," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by E*TRADE Asset Management, Inc. for use in connection with the Fund.

The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

*** Kiplinger's Personal Finance Magazine, January 2002. Kiplinger's utilized data back to 1954, which covered the past 10 recessions in the US economy.

RUSSELL 2000 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2001



SECURITY                                                  SHARES          VALUE
-------------------------------------------------------------------------------
COMMON STOCKS--95.66%

ADVERTISING--0.54%
-------------------------------------------------------------------------------
Ackerly Group Inc. (The)                        1          1,120    $    19,600
ADVO Inc.                                       1          1,530         65,790
APAC Customer Services Inc.                     1          2,000          5,200
Donnelley (R.H.) Corp.                          1          2,420         70,301
Getty Images Inc.                               1          2,790         64,114
Grey Global Group Inc.                                       100         66,675
Key3Media Group Inc.                            1          2,300         12,259
Penton Media Inc.                                          1,740         10,892
Valuevision International Inc. "A"              1          1,700         33,303
Ventiv Health Inc.                              1          1,300          4,758
-------------------------------------------------------------------------------
                                                                        352,892
-------------------------------------------------------------------------------

AEROSPACE / DEFENSE--0.74%
-------------------------------------------------------------------------------
AAR Corp.                                                  1,800         16,218
Alliant Techsystems Inc.                        1          1,630        125,836
Armor Holdings Inc.                             1          1,400         37,786
BE Aerospace Inc.                               1          2,620         24,025
Curtiss Wright Corp.                                         640         30,560
Fairchild Corp. (The) "A"                       1          1,000          2,900
GenCorp. Inc.                                              2,320         32,735
HEICO Corp.                                                1,070         16,125
Innovative Solutions and Support Inc.           1            600          4,662
Orbital Sciences Corp.                          1          2,800         11,564
Sequa Corp. "A"                                 1            300         14,256
Teledyne Technologies Inc.                      1          2,600         42,354
Titan Corp. (The)                               1          4,410        110,029
United Industial Corp.                                       900         15,075
-------------------------------------------------------------------------------
                                                                        484,125
-------------------------------------------------------------------------------

AGRICULTURE--0.14%
-------------------------------------------------------------------------------
Alico Inc.                                                   200          6,270
Delta & Pine Land Co.                                      2,700         61,101
Dimon Inc.                                                 3,100         22,320
Maui Land & Pineapple Co.                       1            100          2,401
-------------------------------------------------------------------------------
                                                                         92,092
-------------------------------------------------------------------------------

AIRLINES--0.37%
-------------------------------------------------------------------------------
Airtran Holdings Inc.                           1          4,470         29,502
Alaska Air Group Inc.                           1          2,120         61,692
American West Holdings Corp. "B"                1          2,600          9,100
Amtran Inc.                                     1            200          2,990
Atlantic Coast Airlines Holdings Inc.           1          3,080         71,733
Frontier Airlines Inc.                          1          2,150         36,550

Mesa Air Group Inc.                             1          2,100         15,792
Mesaba Holdings Inc.                            1            700          4,984
Midwest Express Holdings Inc.                   1            900         13,140
-------------------------------------------------------------------------------
                                                                        245,483
-------------------------------------------------------------------------------

APPAREL--0.32%
-------------------------------------------------------------------------------
Garan Inc.                                                   300         12,750
Gymboree Co.                                    1          2,200         26,246
Oshkosh B'gosh Inc. "A"                                      700         29,358
Oxford Industries Inc.                                       600         14,160
Phillips-Van Heusen Corporation                            2,200         23,980
Russell Corp.                                              2,100         31,521
Skechers U.S.A. Inc. "A"                        1          1,200         17,544
Stride Rite Corp.                                          3,100         20,305
Tropical Sportswear International Corp.         1            300          5,625
Unifi Inc.                                      1          3,700         26,825
-------------------------------------------------------------------------------
                                                                        208,314
-------------------------------------------------------------------------------

AUTO MANUFACTURERS--0.49%
-------------------------------------------------------------------------------
American Axle & Manufacturing Holdings Inc.     1            800         17,104
AO Smith Corp. "B"                                           700         13,650
BorgWarner Inc.                                            2,030        106,067
CLARCOR Inc.                                               1,800         48,870
Dura Automotive Systems Inc.                    1          1,000         11,000
Exide Corp.                                                2,200          2,706
Group 1 Automotive Inc.                         1          1,200         34,212
IMPCO Technologies Inc.                         1            630          7,995
Oshkosh Truck Corp.                                        1,320         64,350
Wabash National Corp.                                      1,800         14,040
-------------------------------------------------------------------------------
                                                                        319,994
-------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT--0.64%
-------------------------------------------------------------------------------
ArvinMeritor Inc.                                          5,220        102,521
Bandag Inc.                                                1,000         34,760
Collins & Aikman Corp.                          1          6,920         53,284
Cooper Tire & Rubber Co.                                   5,070         80,917
Federal-Mogul Corp.                             1          1,210            956
Modine Manufacturing Co.                                   2,220         51,793
Standard Motor Products Inc.                                 600          8,340
Superior Industries International Inc.                     1,520         61,180
Tower Automotive Inc.                           1          2,800         25,284
-------------------------------------------------------------------------------
                                                                        419,035
-------------------------------------------------------------------------------

BANKS--8.54%
-------------------------------------------------------------------------------
Alabama National Bancorp                                     720         24,271
AMCORE Financial Inc.                                      2,140         47,829
American Financial Holdings Inc.                           2,200         55,902
Anchor BanCorp Wisconsin Inc.                              1,420         25,191
Area Bancshares Corp.                                      1,100         21,417
Arrow Financial Corp.                                        472         13,778
BancFirst Corp.                                              300         10,410
BancFirst Ohio Corp.                                         600         14,490
Bancorp South Inc.                                         6,500        107,900
Bank Mutual Corp.                                            790         12,071
Bank of Granite Corp.                                        800         15,816

BankAtlantic Bancorp Inc. "A"                              1,800         16,524
BankUnited Financial Corp. "A"                  1          1,420         21,087
Banner Corporation                                           800         13,528
Bay View Capital Corp.                          1          5,500         40,315
BOK Financial Corp.                             1            851         26,815
Boston Private Financial Holdings Inc.                     1,110         24,498
Brookline Bancorp Inc.                                       900         14,796
BSB Bancorp Inc.                                             700         16,597
Capital City Bank Group Inc.                                 420         10,177
Cathay Bancorp Inc.                                          600         38,430
CCBT Financial Companies Inc.                                780         18,408
Centennial Bancorp                                         1,627         12,007
Central Coast Bancorp                           1            400          8,800
CFS Bancorp Inc.                                           1,240         17,794
Chemical Financial Corp.                                   1,711         51,604
Chittenden Corp.                                           2,462         67,951
Citizens Banking Corp.                                     3,600        118,368
City Bank                                                    700         16,772
City Holding Co.                                1          1,400         16,856
Coastal Bancorp Inc.                                         500         14,450
CoBiz Inc.                                                   450          6,075
Colonial BancGroup Inc.                                    8,780        123,710
Columbia Banking System Inc.                    1            990         12,919
Commercial Federal Corp.                                   3,940         92,590
Commonwealth Bancorp Inc.                                    880         19,492
Community Bank System Inc.                                   870         22,794
Community Banks Inc.                                         550         14,850
Community First Bankshares Inc.                            2,900         74,501
Community Trust Bancorp Inc.                                 770         18,287
Connecticut Bankshares Inc.                                  880         22,748
CORUS Bankshares Inc.                                        700         31,780
CPB Inc.                                                     600         17,646
CVB Financial Corp.                                        1,730         40,482
Dime Community Bancshares                                  1,200         33,672
Downey Financial Corp.                                     1,620         66,825
East West Bancorp Inc.                                     1,920         49,440
F&M Bancorp                                                  800         20,360
F.N.B. Corp.                                               1,975         52,041
Farmers Capital Bank Corp.                                   500         18,335
Fidelity Bankshares Inc.                                   1,200         19,164
Financial Institutions Inc.                                  570         13,338
First Bancorp North Carolina                                 450         10,147
First BanCorp                                              1,700         48,450
First Busey Corp. "A"                                        700         15,036
First Charter Corp.                                        2,420         43,100
First Citizens Bancshares Inc. "A"                           500         48,875
First Commonwealth Financial Corp.                         4,400         50,688
First Community Bancshares Inc.                              560         16,503
First Essex Bancorp Inc.                                     470         13,245
First Federal Capital Corp.                                1,200         18,840
First Financial Bancorp                                    2,790         49,243
First Financial Bankshares Inc.                              775         23,327
First Financial Corp.                                        500         21,925
First Financial Holdings Inc.                              1,000         24,170
First Indiana Corp.                                          700         15,337

First Merchants Corp.                                        840         20,177
First Midwest Bancorp Inc.                                 3,925        114,571
First Niagara Financial Group Inc.                           800         13,464
First Place Financial Corp.                                1,130         17,797
First Republic Bank                             1            770         18,595
First Sentinel Bancorp Inc.                                2,000         25,040
1st Source Corp.                                           1,050         21,735
FirstFed Financial Corp.                        1          1,300         33,319
Flagstar Bancorp Inc.                                        540         10,870
Flushing Financial Corp.                                     735         13,083
Frontier Financial Corp.                                   1,330         34,793
GBC Bancorp                                                  600         17,700
German American Bancorp                                      735         11,907
Glacier Bancorp Inc.                                       1,020         21,236
Gold Bancorp Inc.                                          2,350         16,708
Great Southern Bancorp Inc.                                  400         12,200
Greater Bay Bancorp                                        3,964        113,291
Hancock Holding Co.                                          600         25,824
Harbor Florida Bancshares Inc.                             1,700         28,900
Harleysville National Corp.                                1,400         32,970
Hudson River Bancorp Inc.                                  1,110         24,309
Hudson United Bancorp                                      3,600        103,320
IBERIABANK Corp.                                             350          9,702
Independence Community Bank Corp.                          4,700        106,972
Independent Bank Corp.(MA)                                   930         19,986
Independent Bank Corp.(MI)                                   934         25,965
IndyMac Bancorp Inc.                            1          4,670        109,185
Integra Bank Corp.                                         1,300         27,222
International Bancshares Corp.                             1,275         53,741
Irwin Financial Corp.                                        760         12,920
Lakeland Bancorp Inc.                                        945         15,403
Local Financial Corporation                     1          1,360         19,026
MAF Bancorp Inc.                                           1,400         41,300
Main Street Banks Inc.                                       700         11,480
MB Financial Inc.                               1            400         10,876
Medallion Financial Corp.                                    830          6,557
Medford Bancorp Inc.                                         600         12,696
MidAmerica Bancorp                                           620         20,522
Mid-State Bancshares                                       1,600         26,048
Midwest Banc Holdings Inc.                                   400          8,500
Mississippi Valley Bancshares Inc.                           400         15,680
National Penn Bancshares Inc.                              1,359         29,898
NBC Capital Corporation                                      400         12,284
NBT Bancorp Inc.                                           1,800         26,082
Net.B@nk Inc.                                   1          1,900         19,912
New York Community Bancorp                                 6,409        146,574
Northwest Bancorp Inc.                                     1,000         11,440
OceanFirst Financial Corp.                                   600         14,496
Ocwen Financial Corp.                           1          2,900         24,592
Old Second Bancorp Inc.                                      400         15,768
Omega Financial Corp.                                        700         22,505
Oriental Financial Group Inc.                                800         14,880
Pacific Capital Bancorp                                    2,000         55,580
Pacific Northwest Bancorp                                  1,000         20,460
Park National Corp.                                          900         83,475

Pennfed Financial Services Inc.                              400          9,928
Peoples Holding Co.                                          400         14,800
PFF Bancorp Inc.                                             900         24,840
Port Financial Corp.                                         500         13,035
Promistar Financial Corp.                                  1,400         34,230
Prosperity Bancshares Inc.                                   550         14,844
Provident Bancorp Inc.                                       200          5,840
Provident Bankshares Corp.                                 2,095         50,908
Quaker City Bancorp Inc.                        1            400         11,940
R&G Financial Corp. "B"                                      800         13,712
Republic Bancorp Inc.                                      3,740         51,799
Republic Bancorp Inc. "A"                                    500          6,745
Republic Bancshares Inc.                        1            400          5,200
Riggs National Corp.                                       1,000         13,970
Royal Bancshares of Pennsylvania "A"                         300          6,045
S&T Bancorp Inc.                                           1,800         43,704
Sandy Spring Bancorp Inc.                                  1,200         38,232
Santander Bancorp                                            520         10,093
Seacoast Banking Corp. of Florida                            300         13,920
Second Bancorp Inc.                                          400          8,644
Silicon Valley Bancshares                       1          3,460         92,486
Simmons First National Corp. "A"                             550         17,682
South Financial Group Inc. (The)                           3,500         62,125
Southwest Bancorp of Texas Inc.                 1          2,100         63,567
St Francis Capital Corp.                                     560         12,953
Staten Island Bancorp Inc.                                 4,400         71,764
Sterling Bancorp                                             858         25,054
Sterling Bancshares Inc.                                   2,550         31,926
Sterling Financial Corp.(WA)                                 890         21,680
Suffolk Bancorp                                              500         27,280
Susquehanna Bancshares Inc.                                2,920         60,882
SY Bancorp Inc.                                              450         14,985
Texas Regional Bancshares "A"                              1,090         41,256
Tompkins County Trustco Inc.                                 640         25,760
Troy Financial Corp.                                         280          6,944
Trust Company of New Jersey (The)                          1,400         35,280
TrustCo Bank Corp.                                         5,324         66,923
UCBH Holdings Inc.                                         1,420         40,385
UMB Financial Corp.                                        1,365         54,600
Umpqua Holdings Corp.                                      1,110         14,985
United Bancshares Inc.                                     3,250         93,795
United Community Financial Corp.                           2,540         18,288
United National Bancorp                                    1,100         26,411
USB Holding Co. Inc.                                         820         13,817
W Holding Co. Inc.                                         2,000         32,400
Washington Trust Bancorp Inc.                                890         16,910
Waypoint Financial Corp.                                   2,700         40,716
WesBanco Inc.                                              1,720         36,344
West Coast Bancorp                                         1,230         17,122
Westamerica Bancorp                                        2,630        104,069
WestCorp Inc.                                              1,120         20,910
Whitney Holding Corp.                                      2,120         92,962
Wintrust Financial Corp.                                     670         20,482
WSFS Financial Corp.                                         600         10,410
-------------------------------------------------------------------------------
                                                                      5,593,905
-------------------------------------------------------------------------------

BEVERAGES--0.11%
-------------------------------------------------------------------------------
Boston Beer Co Inc. "A"                         1            600         10,290
Cadiz Inc.                                      1          2,600         20,852
Coca-Cola Bottling Co.                                       100          3,786
Robert Mondavi Corp. (The) "A"                  1            720         27,360
Standard Commercial Corp.                                    770         12,705
-------------------------------------------------------------------------------
                                                                         74,993
-------------------------------------------------------------------------------

BIOTECHNOLOGY--2.00%
-------------------------------------------------------------------------------
ACLARA BioSciences Inc.                         1          2,750         13,942
Alexion Pharmaceuticals Inc.                    1          1,420         34,705
Applied Molecular Evolution                     1          1,200         14,772
Arena Pharmaceuticals Inc.                      1          1,710         20,571
Ariad Pharmaceuticals Inc.                      1          2,000         10,660
Avant Immunotherapeutics Inc.                   1          4,500         18,045
Bio-Technology General Corp.                    1          4,300         35,389
Cambrex Corp.                                              1,800         78,480
Charles River Laboratories International Inc.   1          3,290        110,149
Ciphergen Biosystems Inc.                       1          1,400         11,200
Cryolife Inc.                                   1          1,200         36,000
Curis Inc.                                      1          2,490         13,969
Cytogen Corp.                                   1          6,060         18,241
deCODE GENETICS Inc.                            1          2,360         23,128
Deltagen Inc.                                   1            900          8,280
Diversa Corp.                                   1          1,880         26,602
Eden Bioscience Corp.                           1          1,510          7,656
EntreMed Inc.                                   1          1,200         10,140
Exact Sciences Corp.                            1            300          3,078
Exelixis Inc.                                   1          2,900         48,198
Genaissance Pharmaceuticals Inc.                1          1,490          6,928
Gene Logic Inc.                                 1          2,300         43,332
Genencor International Inc.                     1            750         11,970
Genome Therapeutics Corp.                       1          1,700         11,577
Genzyme Corp. - Biosurgery Division             1          2,660         14,125
Harvard Bioscience Inc.                         1            500          4,970
Illumina Inc.                                   1          1,370         16,111
Immunomedics Inc.                               1          3,040         61,590
Incyte Genomics Inc.                            1          5,300        103,668
Integra LifeSciences Holdings Corporation       1            960         25,286
Isis Pharmaceuticals Inc.                       1          3,300         73,227
Keryx Biopharmaceuticals Inc.                   1          1,000          7,300
Kosan Biosciences Inc.                          1          1,090          8,709
Large Scale Biology Corp.                       1          1,050          4,725
Lexicon Genetics Inc.                           1          2,900         33,466
Maxim Pharmaceuticals Inc.                      1          1,900         13,110
Maxygen Inc.                                    1          2,470         43,398
Nanogen Inc.                                    1          1,200          6,924
Orchid Biosciences Inc.                         1          2,790         15,345
Organogenesis Inc.                              1          2,300         11,040
Paradigm Genetics Inc.                          1          1,400          7,980
Regeneration Technologies Inc.                  1          1,000         10,190
Regeneron Pharmaceuticals Inc.                  1          2,160         60,826
Sangamo BioSciences Inc.                        1            770          7,192
Sequenom Inc.                                   1          1,490         15,898

Targeted Genetics Corp.                         1          3,000          8,130
Telik Inc.                                      1          1,820         24,570
Third Wave Technologies Inc.                    1            560          4,116
Transgenomic Inc.                               1            900          9,900
Transkaryotic Therapies Inc.                    1          1,800         77,040
V.I. Technologies Inc.                          1            400          2,780
Vidamed Inc.                                    1          2,710         21,192
-------------------------------------------------------------------------------
                                                                      1,309,820
-------------------------------------------------------------------------------

BUILDING MATERIALS--1.21%
-------------------------------------------------------------------------------
Apogee Enterprises Inc.                                    2,210         34,962
Armstrong Holdings Inc.                         1          3,300         11,253
Butler Manufacturing Co.                                     640         17,728
Centex Construction Products Inc.                            600         19,230
CoorsTek Inc.                                   1            630         20,059
Dal-Tile International Inc.                     1          4,480        104,160
Elcor Corp.                                                1,600         44,464
Florida Rock Industries Inc.                               1,550         56,699
Genlyte Group Inc. (The)                        1            900         26,784
Integrated Electrical Services Inc.             1          2,400         12,288
Lennox International Inc.                                  3,700         35,890
LSI Industries Inc.                                        1,020         17,748
Lydall Inc.                                     1          1,110         11,100
Mestek Inc.                                     1            200          4,730
NCI Building Systems Inc.                       1          1,200         21,240
Oglebay Norton Co.                                           200          3,100
Rayonier Inc.                                              2,120        106,996
Simpson Manufacturing Co. Inc.                  1            600         34,380
Texas Industries Inc.                                      1,700         62,730
Trex Co. Inc.                                   1            400          7,596
U.S. Concrete Inc.                              1          1,200          7,920
USG Corp.                                                  2,970         16,988
York International Corp.                                   3,020        115,153
-------------------------------------------------------------------------------
                                                                        793,198
-------------------------------------------------------------------------------

CHEMICALS--2.01%
-------------------------------------------------------------------------------
Airgas Inc.                                     1          4,420         66,830
Albemarle Corp.                                            1,960         47,040
Arch Chemicals Inc.                                        1,530         35,496
Calgon Carbon Corp.                                        2,500         20,875
ChemFirst Inc.                                               800         19,176
Crompton Corp.                                             9,000         81,000
Cytec Industries Inc.                           1          3,200         86,400
Ferro Corp.                                                2,320         59,856
Foamex International Inc.                       1          1,200          9,720
Fuller (H. B.) Co.                                         2,240         64,445
Georgia Gulf Corp.                                         1,800         33,300
IMC Global Inc.                                            8,430        109,590
International Specialty Products Inc.           1          1,100          9,845
Liqui-Box Corp.                                              200          8,250
MacDermid Inc.                                             1,900         32,205
Millennium Chemicals Inc.                                  5,120         64,512
Minerals Technologies Inc.                                 1,600         74,624
Myers Industries Inc.                                      1,220         16,653
Nanophase Technologies Corp.                    1            900          5,301

NL Industries Inc.                                           700         10,689
Octel Corp.                                     1            680         12,240
Olin Corp.                                                 2,870         46,322
Omnova Solutions Inc.                                      3,040         20,672
PolyOne Corp.                                              6,200         60,760
Quaker Chemical Corp.                                        770         15,862
RPM Inc.                                                   7,900        114,234
Schulman (A.) Inc.                                         2,200         30,030
Spartech Corp.                                             1,000         20,550
Stepan Co.                                                   400          9,712
Surmodics Inc.                                  1          1,120         40,835
Symyx Technologies Inc.                         1          1,930         40,993
Terra Industries Inc.                           1          3,030         10,605
Uniroyal Technology Corp.                       1          1,100          3,520
Wellman Inc.                                               2,000         30,980
-------------------------------------------------------------------------------
                                                                      1,313,122
-------------------------------------------------------------------------------

COMMERCIAL SERVICES--3.81%
-------------------------------------------------------------------------------
Aaron Rents Inc. "B"                                       1,000         16,300
ABM Industries Inc.                                        1,530         47,965
Actrade Financial Technologies Ltd.             1            550         16,197
Administaff Inc.                                1          1,800         49,338
AnswerThink Consulting Group Inc.               1          2,880         18,806
Arbitron Inc.                                   1          2,330         79,569
Atrix Laboratories Inc.                         1          1,610         33,182
Boron, LePore & Associates Inc.                 1            600          8,274
Bowne & Co. Inc.                                           2,500         32,000
Bright Horizons Family Solutions Inc.           1            800         22,392
Career Education Corp.                          1          3,200        109,696
CDI Corp.                                       1          1,120         21,280
Central Parking Corp.                                      1,540         30,246
Chemed Corp.                                                 800         27,120
Coinstar Inc.                                   1          1,700         42,500
Comdisco Inc.                                                640            333
Consolidated Graphics Inc.                      1            970         18,672
Corinthian Colleges Inc.                        1            630         25,761
Corporate Executive Board Co. (The)             1          2,730        100,191
CorVel Corp.                                    1            600         19,650
CoStar Group Inc.                               1          1,000         24,010
CPI Corp.                                                    500          8,300
DiamondCluster International Inc. "A"           1          2,000         26,200
Edison Schools Inc.                             1          2,160         42,444
Education Management Corp.                      1          1,600         58,000
Electro Rent Corp.                              1          1,100         14,179
Encompass Service Corp.                         1          4,780         13,862
First Consulting Group Inc.                     1          1,300         20,150
FTI Consulting Inc.                             1            660         21,648
FYI Inc.                                        1          1,030         34,505
Gartner Group Inc. "A"                          1          6,260         73,179
Heidrick & Struggles International Inc.         1          1,700         30,855
Horizon Offshore Inc.                           1          1,060          7,992
HotJobs.com Ltd.                                1          1,900         19,741
Insurance Auto Auctions Inc.                    1            900         13,059
Interactive Data Corp.                                     3,070         43,410
ITT Educational Services Inc.                   1          1,880         69,316

Kelly Services Inc. "A"                                    1,340         29,333
Kendle International Inc.                       1            670         13,507
kForce.com Inc.                                 1          1,890         11,888
Korn/Ferry International                        1          2,800         29,820
Kroll Inc.                                      1          1,130         17,063
Labor Ready Inc.                                1          3,200         16,352
Landauer Inc.                                                570         19,294
Learning Tree International Inc.                1            900         25,110
Mail-Well Inc.                                  1          2,600         10,660
Management Network Group Inc. (The)             1            800          5,520
MAXIMUS Inc.                                    1            920         38,695
McGrath Rentcorp                                             500         18,760
MedQuist Inc.                                   1            760         22,230
Midas Inc.                                                 1,120         12,880
Modis Professional Services Inc.                1          6,900         49,266
Navigant Consulting Co.                         1          3,100         17,050
NetRatings Inc.                                 1            600          9,408
Neurogen Corp.                                  1            900         15,732
New Horizons Worldwide Inc.                     1            400          4,600
On Assignment Inc.                              1          1,800         41,346
PDI Inc.                                        1            530         11,830
Pharmacopeia Inc.                               1          1,900         26,391
Plexus Corp.                                    1          3,300         87,648
Pre-Paid Legal Services Inc.                    1          1,130         24,747
Profit Recovery Group International Inc. (The)  1          2,700         22,005
Regis Corp.                                                2,840         73,215
Rent-A-Center Inc.                              1            520         17,456
Rent-Way Inc.                                   1          1,900         11,381
Resources Connection Inc.                       1            550         14,481
Right Management Consultants Inc.               1            705         12,196
Rollins Inc.                                               1,100         22,000
Roper Industries Inc.                                      2,320        114,840
Sotheby's Holdings Inc. "A"                     1          1,830         30,396
Spherion Corporation                            1          4,500         43,920
SPS Technologies Inc.                           1            900         31,428
Stewart Enterprises Inc. "A"                    1          7,160         42,888
Strayer Education Inc.                                       480         23,386
Sylvan Learning Systems Inc.                    1          2,400         52,968
Teletech Holdings Inc.                          1          3,080         44,136
Trimeris Inc.                                   1          1,500         67,455
URS Corp.                                       1          1,000         27,410
Volt Information Sciences Inc.                  1            600         10,260
Wackenhut Corrections Corp.                     1            570          7,900
Watson Wyatt & Co. Holdings                     1            700         15,260
Wireless Facilities Inc.                        1          1,720         11,576
-------------------------------------------------------------------------------
                                                                      2,496,009
-------------------------------------------------------------------------------

COMPUTER SYSTEMS--0.12%
-------------------------------------------------------------------------------
Borland Software Corp.                          1          4,100         64,206
Metasolv Inc.                                   1          2,030         15,935
-------------------------------------------------------------------------------
                                                                         80,141
-------------------------------------------------------------------------------

COMPUTERS--5.75%
-------------------------------------------------------------------------------
Activision Inc.                                 1          2,520         65,545
Advanced Digital Information Corp.              1          4,800         76,992

Agile Software Corp.                            1          2,650         45,633
America Online Latin America Inc. "A"           1          1,900          8,645
ANSYS Inc.                                      1          1,190         29,333
Art Technology Group Inc.                       1          4,430         15,416
Aspen Technology Inc.                           1          2,600         43,680
Auspex Systems Inc.                             1          3,530          6,354
Avici Systems Inc.                              1          3,860         11,233
BARRA Inc.                                      1            900         42,381
Black Box Corp.                                 1          1,520         80,378
Braun Consulting Inc.                           1            830          2,946
Brio Technology Inc.                            1          1,530          4,406
BSQUARE Corp.                                   1          1,200          5,004
CacheFlow Inc.                                  1          2,050          5,494
CACI International Inc. "A"                     1          1,440         56,858
Carreker Corp.                                  1          1,330          7,847
CCC Information Services Group Inc.             1            900          5,562
CCC Information Services Group Inc. - Rights    1            900             63
Ciber Inc.                                      1          3,600         34,020
Clarent Corp.                                   1          2,420         12,995
Cognizant Technology Solutions Corp.            1            620         25,408
Commerce One Inc.                               1         23,100         82,467
Computer Network Technology Corp.               1          2,500         44,475
Concurrent Computer Corp.                       1          4,900         72,765
Constellation 3D Inc.                           1          1,110            955
Covansys Corporation                            1          1,300         11,635
Crossroads Systems Inc.                         1          1,570          7,049
Datastream Systems Inc.                         1          1,300          8,021
Dendrite International Inc.                     1          2,150         30,164
Digex Inc.                                      1          1,690          5,053
Digimarc Corp.                                  1            800         14,864
Digitas Inc.                                    1          1,000          4,020
DSP Group Inc.                                  1          2,000         46,520
E.piphany Inc.                                  1          5,310         46,250
Echelon Corp.                                   1          1,700         24,072
Eclipsys Corp.                                  1          3,530         59,127
Electronics For Imaging Inc.                    1          4,190         93,479
Engage Technologies Inc.                        1          1,080            475
Entrust Technologies Inc.                       1          4,230         43,104
F5 Networks Inc.                                1          1,580         34,033
FactSet Research Systems Inc.                              1,700         59,415
Fair Isaac and Co. Inc.                                    1,400         88,228
FalconStor Software Inc.                        1          1,020          9,241
FileNET Corp.                                   1          2,900         58,841
Frontline Capital Group Inc.                    1          2,000            220
HNC Software Inc.                               1          2,740         56,444
Hyperion Solutions Corp.                        1          2,600         51,636
IDX Systems Corp.                               1          1,240         16,132
Infocus Corp.                                   1          3,120         68,702
infoUSA Inc.                                    1          2,100         14,574
Integral Systems Inc.                           1            750         14,437
InterCept Group Inc. (The)                      1          1,020         41,718
Intergraph Corp.                                1          4,100         56,334
Internap Network Services Corp.                 1         10,460         12,134
Intertrust Technologies Corp.                   1          5,600          6,888
Iomega Corp.                                    1          4,540         37,909

ITXC Corp.                                      1          1,930         13,877
Keynote Systems Inc.                            1          1,820         17,017
Kronos Inc.                                     1          1,500         72,570
Lantronix Inc.                                  1          1,280          8,090
Liberate Technologies Inc.                      1          8,260         94,825
Manhattan Associates Inc.                       1          1,100         32,065
MapInfo Corp.                                   1          1,000         15,690
McAfee.com Corp.                                1            400         13,564
MCSi Inc.                                       1            800         18,760
Micro General Corp.                             1            800         10,968
Micros Systems Inc.                             1          1,300         32,630
Microstrategy Inc.                              1          2,100          8,085
Midway Games Inc.                               1          2,000         30,020
MSC.Software Corp.                              1          1,610         25,116
MTS Systems Corp.                                          1,550         15,670
Multex.com Inc.                                 1          2,060          9,270
Netegrity Inc.                                  1          2,040         39,494
NetScout Systems Inc.                           1          1,370         10,837
Novadigm Inc.                                   1          1,100         10,439
Nuance Communications Inc.                      1          1,990         18,109
NYFIX Inc.                                      1          2,020         40,440
ONYX Software Corp.                             1          2,600         10,140
Overture Services Inc.                          1          1,750         62,002
Packeteer Inc.                                  1          1,800         13,266
PC-Tel Inc.                                     1          1,100         10,681
PEC Solutions Inc.                              1            100          3,761
Pegasus Solutions Inc.                          1          1,800         25,560
Pemstar Inc.                                    1          1,780         21,360
Performance Technologies Inc.                   1            780         10,390
Perot Systems Corp. "A"                         1          4,830         98,629
Phoenix Technologies Ltd.                       1          1,700         19,788
Planar Systems Inc.                             1            800         16,880
Portal Software Inc.                            1          7,880         16,390
PRI Automation Inc.                             1          2,020         41,309
ProBusiness Services Inc.                       1          1,320         24,816
Progress Software Corp.                         1          2,430         41,990
QRS Corp.                                       1            960         13,536
Radiant Systems Inc.                            1          1,120         12,880
Rainbow Technologies Inc.                       1          1,820         13,468
Read-Rite Corp.                                 1          9,750         64,447
Red Hat Inc.                                    1          2,170         15,407
Safeguard Scientifics Inc.                      1          9,060         31,710
Sanchez Computer Associates Inc.                1          1,000          8,550
Sapient Corp.                                   1          6,600         50,952
Scansource Inc.                                 1            450         21,420
SCM Microsystems Inc.                           1          1,200         17,568
Secure Computing Corp.                          1          2,320         47,676
Silicon Graphics Inc.                           1         13,300         27,930
Silicon Storage Technology Inc.                 1          6,040         58,226
SONICblue Inc.                                  1          6,700         27,068
SonicWALL Inc.                                  1          3,320         64,541
SPSS Inc.                                       1            720         12,780
StarBase Corp.                                  1          4,200          2,856
Stratos Lightwave Inc.                          1          4,690         28,843
Sykes Enterprises Inc.                          1          1,700         15,878

Syntel Inc.                                     1            400          5,172
Systems & Computer Technology Corp.             1          2,300         23,782
Take-Two Interactive Software Inc.              1          3,100         50,127
THQ Inc.                                        1          1,700         82,399
3D Systems Corp.                                1            560          7,980
Transaction Systems Architects Inc. "A"         1          3,100         38,006
TTM Technologies Inc.                           1            880          8,906
Turnstone Systems Inc.                          1          2,420          9,607
Universal Access Global Holdings Inc.           1          3,520         16,509
Verity Inc.                                     1          2,460         49,815
Visual Networks Inc.                            1          2,400         11,088
Vitria Technology Inc.                          1          5,730         36,615
WatchGuard Technologies Inc.                    1          1,620         10,546
Wave Systems Corp. "A"                          1          4,000          8,960
Western Digital Corp.                           1         14,950         93,736
Xanser Corp.                                    1          2,100          4,221
Xybernaut Corp.                                 1          3,590          8,544
-------------------------------------------------------------------------------
                                                                      3,763,821
-------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE--0.02%
-------------------------------------------------------------------------------
Elizabeth Arden Inc.                            1            760         11,605
-------------------------------------------------------------------------------
                                                                         11,605
-------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE--0.59%
-------------------------------------------------------------------------------
Advanced Marketing Services Inc.                           1,150         20,987
Aviall Inc.                                     1          1,430         10,796
Bell Microproducts Inc.                         1          1,010         12,746
Brightpoint Inc.                                1          4,700         14,758
Building Materials Holdings Corp.               1          1,000         10,850
Daisytek International Corp.                    1          1,110         14,619
Handleman Co.                                   1          2,200         32,670
Hughes Supply Inc.                                         2,000         61,740
Owens & Minor Inc.                                         2,800         51,800
SCP Pool Corp.                                  1          1,610         44,195
United Stationers Inc.                          1          2,520         84,798
Watsco Inc.                                                1,300         18,460
WESCO International Inc.                        1          1,750          8,662
-------------------------------------------------------------------------------
                                                                        387,081
-------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES--1.70%
-------------------------------------------------------------------------------
Acacia Research Corp.                           1          1,429         15,819
Advanta Corp. "A"                               1          1,700         16,898
Affiliated Managers Group Inc.                  1          1,800        126,864
American Capital Strategies Ltd.                           2,440         69,174
BKF Capital Group Inc.                          1            600         17,220
Capitol Federal Financial                                  2,100         43,764
Century Business Services Inc.                  1          6,230         14,329
Charter Municipal Mortgage Acceptance Corp.                2,620         42,575
CompuCredit Corp.                               1            900         10,584
Credit Acceptance Corp.                         1          1,100          9,790
Digital Insight Corp.                           1          2,200         49,192
Doral Financial Corp.                                      2,800         87,388
DVI Inc.                                        1            900         15,480
Farmer Mac                                      1            680         27,540
Financial Federal Corp.                         1            820         25,625

Forrester Research Inc.                         1          1,230         24,772
Friedman Billings Ramsey Group Inc. "A"         1          2,000         10,380
Gabelli Asset Management Inc. "A"               1            400         17,280
Jeffries Group Inc.                                        1,700         71,927
Landenburg Thalmann Financial Services Inc.     1            434            378
Memberworks Inc.                                1            700          9,807
MicroFinancial Inc.                                          500          5,125
National Processing Inc.                        1            500         16,250
NCO Group Inc.                                  1          1,330         30,457
New Century Financial Corp.                     1            700          9,471
NextCard Inc.                                   1          2,500          1,300
Raymond James Financial Inc.                               2,920        103,718
Resource America Inc. "A"                                  1,220         11,395
S1 Corp.                                        1          4,780         77,340
Seacoast Financial Services Corp.                          1,900         32,585
SoundView Technology Group Inc.                 1          5,840         13,607
Startek Inc.                                    1            600         11,370
Student Loan Corp.                                           330         26,598
Swiss Group Inc.                                           1,010         25,704
Wackenhut Corp. "A"                             1            700         17,360
WFS Financial Inc.                              1            900         21,609
World Acceptance Corp.                          1            800          5,840
-------------------------------------------------------------------------------
                                                                      1,116,515
-------------------------------------------------------------------------------

ELECTRIC--1.83%
-------------------------------------------------------------------------------
Avista Corp.                                               4,000         53,040
Central Vermont Public Service Corporation                   900         15,030
CH Energy Group Inc.                                       1,300         56,511
Cleco Corp.                                                3,170         69,645
Covanta Energy Corporation                      1          3,700         16,724
DQE Inc.                                                   4,560         86,321
El Paso Electric Co.                            1          3,900         56,550
EMCOR Group Inc.                                1            900         40,860
Empire District Electric Co. (The)                         1,330         27,930
Hawaiian Electric Industries Inc.                          2,540        102,311
Madison Gas & Electric Co.                                 1,200         31,740
Montana Power Co.                               1          7,970         45,827
NewPower Holdings Inc.                          1          3,590          2,657
NorthWestern Corp.                                         2,330         49,046
Otter Tail Power Co.                                       2,000         58,280
Public Service Company of New Mexico                       3,130         87,483
RGS Energy Group Inc.                                      2,720        102,272
Sierra Pacific Resources Corp.                             7,700        115,885
UIL Holdings Corporation                                   1,000         51,300
UniSource Energy Corp.                                     2,540         46,203
WPS Resources Corp.                                        2,200         80,410
-------------------------------------------------------------------------------
                                                                      1,196,025
-------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.25%
-------------------------------------------------------------------------------
Active Power Inc.                               1          2,420         16,456
Advanced Energy Industries Inc.                 1          1,360         36,230
Beacon Power Corporation                        1          2,541          3,303
Encore Wire Corp.                               1          1,000         12,100
Medis Technologies Ltd.                         1            660          4,851

Proton Energy Systems Inc.                      1          2,540         20,955
UCAR International Inc.                         1          4,200         44,940
Wilson Greatbatch Technologies Inc.             1            750         27,075
-------------------------------------------------------------------------------
                                                                        165,910
-------------------------------------------------------------------------------

ELECTRONICS--5.11%
-------------------------------------------------------------------------------
Act Manufacturing Inc.                          1            800            280
Actel Corp.                                     1          1,840         36,634
ADE Corp.                                       1            700          7,000
Aeroflex Inc.                                   1          4,700         88,971
Alpha Industries Inc.                           1          3,440         74,992
American Superconductor Corp.                   1          1,500         18,390
AMETEK Inc.                                                2,600         82,914
Analogic Corp.                                               520         20,025
Artesyn Technologies Inc.                       1          2,520         23,461
Artisan Components Inc.                         1          1,200         18,960
Astropower Inc.                                 1            990         40,026
ATMI Inc.                                       1          2,360         56,286
Barnes Group Inc.                                          1,200         28,788
Bel Fuse Inc. "B"                                            600         15,030
Belden Inc.                                                2,020         47,571
Benchmark Electronics Inc.                      1          1,700         32,232
BMC Industries Inc.                                        1,980          4,079
Brady Corp. "A"                                            1,500         54,900
C&D Technologies Inc.                                      2,100         47,985
Cable Design Technologies Corp.                 1          3,560         48,701
Caliper Technologies Corp.                      1          1,590         24,820
Checkpoint Systems Inc.                         1          2,130         28,542
Coherent Inc.                                   1          2,300         71,116
Concord Camera Corp.                            1          1,900         15,048
CTS Corp.                                                  2,320         36,888
Cubic Corp.                                                  400         20,544
Cymer Inc.                                      1          2,500         66,825
Daktronics Inc.                                 1          1,100          9,295
DDi Corp.                                       1          3,460         34,046
Dionex Corp.                                    1          1,620         41,326
DRS Technologies Inc.                           1            950         33,867
DuPont Photomasks Inc.                          1            350         15,207
DuraSwitch Industries Inc.                      1            300          2,550
EDO Corp.                                                    800         21,160
Electro Scientific Industries Inc.              1          2,220         66,622
Energy Conversion Devices Inc.                  1          1,200         22,764
ESS Technology Inc.                             1          2,500         53,150
Exar Corp.                                      1          3,030         63,175
Excel Technology Inc.                           1            600         10,440
FEI Co.                                         1          1,300         40,963
Fisher Scientific International Inc.            1          4,190        122,348
FSI International Inc.                          1          1,900         17,518
FuelCell Energy Inc.                            1          2,640         47,890
General Cable Corp.                                        2,430         31,833
Helix Technology Corp.                                     1,700         38,335
HI/FN Inc.                                      1            620          8,971
Hutchinson Technology Inc.                      1          2,100         48,762
II-VI Inc.                                      1            830         14,301
Interlogix Inc.                                 1          1,620         62,645

JNI Corp.                                       1          1,800         14,958
Keithley Instruments Inc.                                    440          7,436
Littelfuse Inc.                                 1          1,400         36,736
Manufacturers Services Ltd.                     1          1,300          8,125
Mattson Technology Inc.                         1          2,400         21,144
Maxwell Technologies Inc.                       1            780          7,644
Measurements Specialties Inc.                   1            500          4,705
Mechanical Technology Inc.                      1          1,600          4,384
Mercury Computer Systems Inc.                   1          1,500         58,665
Merix Corp.                                     1          1,000         17,250
Methode Electronics Inc. "A"                               2,500         20,000
Microsemi Corp.                                 1          2,200         65,340
MIPS Technologies Inc. "A"                      1          2,930         25,315
MKS Instruments Inc.                            1          1,686         45,573
Molecular Devices Corp.                         1          1,200         25,044
Moog Inc. "A"                                   1            900         19,620
Nanometrics Inc.                                1            540         10,476
Nu Horizons Electronics Corp.                   1          1,130         11,616
Oak Technology Inc.                             1          3,880         53,350
Park Electrochemical Corp.                                 1,400         36,960
Photon Dynamics Inc.                            1          1,000         45,650
Photronics Inc.                                 1          2,130         66,775
Pioneer-Standard Electronics Inc.                          2,100         26,670
PLX Technology Inc.                             1          1,330         16,771
Power Integrations Inc.                         1          2,100         47,964
Rayovac Corp.                                   1          1,500         26,400
Recoton Corp.                                   1            680          9,248
REMEC Inc.                                      1          3,370         33,666
Research Frontiers Inc.                         1            720         12,067
Richardson Electronics Ltd.                                  270          3,267
Rogers Corp.                                    1          1,320         39,996
Rudolph Technologies Inc.                       1            800         27,456
Sage Inc.                                       1            880         32,622
SBS Technologies Inc.                           1          1,100         16,027
Silicon Image Inc.                              1          3,740         14,062
Siliconix Inc.                                  1            450         12,339
SIPEX Corp.                                     1          1,800         23,130
SLI Inc.                                                   2,000          5,220
Stoneridge Inc.                                 1            900          8,190
Supertex Inc.                                   1            630         11,031
Technitrol Inc.                                            2,440         67,393
Therma-Wave Inc.                                1          1,220         18,202
Thomas & Betts Corp.                                       4,550         96,232
Three-Five Systems Inc.                         1          1,600         25,456
Trimble Navigation Ltd.                         1          2,130         34,527
Triumph Group Inc.                              1          1,300         42,250
Universal Display Corp.                         1          1,100         10,010
Universal Electronics Inc.                      1          1,000         17,210
Valence Technology Inc.                         1          2,300          7,751
Varian Inc.                                     1          2,430         78,829
Viasystems Group Inc.                           1          3,410          2,148
Vicor Corp.                                     1          1,900         30,780
Watts Industries Inc. "A"                                  1,200         18,000
Woodhead Industries Inc.                                     800         12,704
Xicor Inc.                                      1          1,670         18,537

X-Rite Inc.                                                1,200         10,212
Zoran Corp.                                     1          1,400         45,696
Zygo Corp.                                      1          1,100         17,490
-------------------------------------------------------------------------------
                                                                      3,344,495
-------------------------------------------------------------------------------

ENERGY & RELATED--0.08%
-------------------------------------------------------------------------------
H Power Corp.                                   1          1,880          5,866
Headwaters Inc.                                 1          1,740         19,940
KCS Energy Inc.                                 1          2,000          6,240
Millennium Cell Inc.                            1          1,280          6,682
Syntroleum Corp.                                1          1,580         11,218
-------------------------------------------------------------------------------
                                                                         49,946
-------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION--0.13%
-------------------------------------------------------------------------------
Crossmann Communities Inc.                                   500         16,500
Granite Construction Inc.                                  2,530         60,922
Perini Corp.                                    1            800          5,600
-------------------------------------------------------------------------------
                                                                         83,022
-------------------------------------------------------------------------------

ENTERTAINMENT--0.83%
-------------------------------------------------------------------------------
AMC Entertainment Inc.                          1          1,500         18,000
Ameristar Casinos Inc.                          1            200          5,010
Argosy Gaming Co.                               1          1,720         55,934
Championship Auto Racing Teams Inc.             1            930         14,964
Churchill Downs Inc.                                         200          7,394
Dover Downs Entertainment Inc.                             1,230         18,819
4Kids Entertainment Inc.                        1            630         12,619
Gaylord Entertainment Co. "A"                   1          1,750         43,050
GTECH Holdings Corp.                            1          2,100         95,109
Hollywood Casino Corp. "A"                      1            700          7,350
Hollywood Entertainment Corp.                   1          3,250         46,442
Isle of Capris Casinos Inc.                     1          1,500         20,070
Liberty Livewire Corporation "A"                1            400          2,779
Magna Entertainment Corp. "A"                   1          1,800         12,600
Martha Stewart Living Inc. "A"                  1            600          9,870
MTR Gaming Group Inc.                           1          1,650         26,400
Penn National Gaming Inc.                       1            700         21,238
Pinnacle Entertainment Inc.                     1          1,400          8,442
Scientific Games Corp. "A"                      1          1,400         12,250
Shuffle Master Inc.                             1          1,320         20,684
Speedway Motorsports Inc.                       1          1,000         25,280
Steinway Musical Instruments Inc.               1            460          7,641
Trendwest Resorts Inc.                          1            540         13,673
Vail Resorts Inc.                               1            600         10,638
World Wrestling Federation Entertainment Inc.   1            820         10,783
Zomax Inc.                                      1          2,200         17,578
-------------------------------------------------------------------------------
                                                                        544,617
-------------------------------------------------------------------------------

ENTERTAINMENT & LEISURE--0.05%
-------------------------------------------------------------------------------
Alliance Gaming Corp.                           1          1,120         32,917
-------------------------------------------------------------------------------
                                                                         32,917
-------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL--0.49%
-------------------------------------------------------------------------------
Casella Waste Systems Inc. "A"                  1          1,400         20,734
Catalytica Energy Systems Inc.                  1          1,090          4,981

Ionics Inc.                                     1          1,500         45,045
Mine Safety Appliances Co.                                   600         24,090
Stericycle Inc.                                 1          1,100         66,968
Tetra Tech Inc.                                 1          3,800         75,658
TRC Companies Inc.                              1            340         17,000
Waste Connections Inc.                          1          2,220         68,798
-------------------------------------------------------------------------------
                                                                        323,274
-------------------------------------------------------------------------------

FOOD--3.16%
-------------------------------------------------------------------------------
American Italian Pasta Co. "A"                  1          1,300         54,639
Applebee's International Inc.                              2,595         88,749
Arden Group Inc. "A"                            1            100          6,000
Aurora Foods Inc.                               1          1,900          9,595
Buca Inc.                                       1            940         15,237
CEC Entertainment Inc.                          1          2,210         95,892
Cheesecake Factory (The)                        1          2,995        104,136
Corn Products International Inc.                           2,800         98,700
Dean Foods Co.                                  1          3,101        211,488
Del Monte Foods Co.                             1          2,000         17,020
Dole Food Co.                                              3,300         88,539
Dreyer's Grand Ice Cream Inc.                              1,500         57,765
Fleming Companies Inc.                                     3,300         61,050
Flowers Foods Inc.                              1          1,340         53,493
Great Atlantic & Pacific Tea Co.                1          1,600         38,048
Green Mountain Coffee Inc.                      1            340          9,313
Hain Celestial Group Inc.                       1          1,900         52,174
IHOP Corp.                                      1          1,500         43,950
Ingles Markets Inc. "A"                                    1,000         11,950
International Multifoods Corp.                  1          1,340         32,026
Interstate Bakeries Corp.                                  2,300         55,614
J & J Snack Foods Corp.                         1            400          9,780
Jack in the Box Inc.                            1          3,000         82,620
Lance Inc.                                                 1,800         25,722
Landry's Seafood Restaurants Inc.                          1,100         20,515
Nash Finch Co.                                               990         30,789
P.F. Chang's China Bistro Inc.                  1            750         35,475
Panera Bread Co. "A"                            1            800         41,632
Papa John's International Inc.                  1          1,100         30,228
Pathmark Stores Inc.                            1          2,430         59,924
Performance Food Group Co.                      1          3,360        118,171
Pilgrim's Pride Corp. "B"                                  1,200         16,260
Ralcorp Holdings Inc.                           1          2,420         54,934
Rare Hospitality International Inc.             1          1,730         38,994
Riviana Foods Inc.                                           300          5,325
Ruddick Corp.                                              2,200         35,178
Sanderson Farms Inc.                                         300          6,405
Sensient Technologies Corp.                                3,860         80,327
Smucker (J.M) Company (The)                                1,500         53,070
Sonic Corp.                                     1          1,700         61,200
Spartan Stores Inc.                             1          1,450         17,342
Tejon Ranch Co.                                 1            500         11,955
United Natural Foods Inc.                       1            640         16,000
Wild Oats Markets Inc.                          1          1,200         11,916
-------------------------------------------------------------------------------
                                                                      2,069,140
-------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER--0.61%
-------------------------------------------------------------------------------
American Woodmark Corp.                                      440         23,650
Buckeye Technologies Inc.                       1          1,600         18,400
Caraustar Industries Inc.                                  2,000         13,860
Chesapeake Corp.                                           1,300         36,153
Deltic Timber Corp.                                          900         24,660
Glatfelter (P.H.) Co.                                        910         14,178
Louisiana-Pacific Corp.                                    8,400         70,896
Pope & Talbot Inc.                                         1,500         21,375
Potlatch Corp.                                             2,300         67,436
Rock-Tenn Company "A"                                        900         12,960
Schweitzer-Mauduit International Inc.                      1,120         26,600
Universal Forest Products Inc.                               900         18,837
Wausau-Mosinee Paper Corp.                                 3,900         47,190
-------------------------------------------------------------------------------
                                                                        396,195
-------------------------------------------------------------------------------

GAS--0.71%
-------------------------------------------------------------------------------
AGL Resources Inc.                                         4,230         97,375
Laclede Group Inc. (The)                                   1,400         33,460
NUI Corp.                                                  1,100         26,070
ONEOK Inc.                                                 4,200         74,928
Peoples Energy Corp.                                       2,730        103,549
Southwestern Energy Company                     1          1,900         19,760
WGL Holdings Inc.                                          3,730        108,431
-------------------------------------------------------------------------------
                                                                        463,573
-------------------------------------------------------------------------------

HAND / MACHINE TOOLS--0.33%
-------------------------------------------------------------------------------
Baldor Electric Co.                                        1,700         35,530
Franklin Electric Co. Inc.                                   300         24,600
Kennametal Inc.                                            2,500        100,675
Milacron Inc.                                              1,200         18,972
Powell Industries Inc.                          1            440          8,259
Regal-Beloit Corp.                                         1,400         30,520
-------------------------------------------------------------------------------
                                                                        218,556
-------------------------------------------------------------------------------

HEALTH CARE--5.62%
-------------------------------------------------------------------------------
ABIOMED Inc.                                    1          1,100         17,402
Accredo Health Inc.                             1          1,960         77,812
Advanced Neuromodulation Systems Inc.           1            500         17,625
Advanced Tissue Sciences Inc.                   1          5,000         21,800
Aksys Ltd.                                      1          1,420          6,603
Albany Molecular Research Inc.                  1          1,600         42,384
American HealthCorp Inc.                        1            890         28,427
American Medical Systems Holdings Inc.          1          2,450         50,690
AmeriPath Inc.                                  1          1,930         61,779
AmSurg Corp.                                    1          1,430         38,867
Apria Healthcare Group Inc.                     1          3,120         77,969
Arrow International Inc.                                     800         31,952
Arthocare Corp.                                 1          1,500         26,895
Aspect Medical Systems Inc.                     1            930          9,300
ATS Medical Inc.                                1          1,700          9,010
Avigen Inc.                                     1          1,500         17,265
Bei Technologies Inc.                                        780         13,603
Beverly Enterprises Inc.                        1          7,730         66,478
BioMarin Pharmaceutical Inc.                    1          1,900         25,536

Bio-Rad Laboratories Inc. "A"                   1            700         44,310
Biosite Diagnostics Inc.                        1            900         16,533
BriteSmile Inc.                                 1          1,070          5,350
Bruker Daltonics Inc.                           1          3,670         60,004
CardioDynamics International Corp.              1          2,200         14,542
Cerus Corp.                                     1            900         41,175
Closure Medical Corp.                           1            400          9,344
Cobalt Corp.                                    1            700          4,466
Computerized Thermal Imaging Inc.               1          4,070          6,308
Conceptus Inc.                                  1            600         14,160
Conmed Corp.                                    1          1,950         38,922
Cooper Companies Inc.                                      1,100         54,978
Covance Inc.                                    1          4,620        104,874
Coventry Health Care Inc.                       1          5,100        101,745
Cyberonics Inc.                                 1          1,600         42,448
Cygnus Inc.                                     1          2,200         11,550
Datascope Corp.                                              820         27,814
Diagnostic Products Corp.                                  1,700         74,715
Dianon Systems Inc.                             1            707         42,986
Dynacq International Inc.                       1            300          6,681
Edwards Lifesciences Corp.                      1          4,530        125,164
Endocare Inc.                                   1            900         16,137
Enzo Biochem Inc.                               1          1,780         41,830
Flir Systems Inc.                               1            790         29,957
Genelabs Technologies Inc.                      1            280            518
Gentiva Health Services Inc.                    1          1,430         31,388
Haemonetics Corp.                               1          1,600         54,272
Hooper Holmes Inc.                                         4,200         37,590
ICU Medical Inc.                                1            440         19,580
IDEXX Laboratories Inc.                         1          2,720         77,547
IGEN International Inc.                         1          1,030         41,303
I-many Inc.                                     1          2,560         24,704
Impath Inc.                                     1          1,200         53,412
INAMED Corp.                                    1          1,340         40,294
Intermagnetics General Corp.                    1          1,030         26,677
Invacare Corp.                                             1,630         54,947
I-Stat Corp.                                    1          1,300         10,257
LeCroy Corp.                                    1            800         14,560
LifePoint Hospitals Inc.                        1          3,020        102,801
Luminex Corp.                                   1          1,410         23,914
Magellan Health Services Inc.                   1          1,740         11,049
Med-Design Corp. (The)                          1            580         11,426
Mentor Corp.                                               1,800         51,408
Microvision Inc.                                1            700          9,968
Mid Atlantic Medical Services Inc.              1          3,650         82,855
National Healthcare Corp.                       1            600          9,222
North American Scientific Inc.                  1            570          7,638
Novavax Inc.                                    1          1,000         14,100
Novoste Corp.                                   1          1,100          9,614
Ocular Sciences Inc.                            1          1,220         28,426
Option Care Inc.                                1            400          7,820
OraSure Technologies Inc.                       1          1,900         23,085
PacifiCare Health Systems Inc. "A"              1          2,320         37,120
Pediatrix Medical Group Inc.                    1          1,600         54,272
Polymedica Industries Corp.                     1            920         15,272

Possis Medical Inc.                             1          1,300         22,646
Province Healthcare Co.                         1          2,500         77,150
PSS World Medical Inc.                          1          5,300         43,248
RehabCare Group Inc.                            1          1,230         36,408
Renal Care Group Inc.                           1          3,730        119,733
Respironics Inc.                                1          2,400         83,136
Ribozyme Pharmaceuticals Inc.                   1            900          4,113
Rightchoice Managed Care Inc.                   1            320         22,397
Select Medical Corp.                            1            670         10,774
Sierra Health Services Inc.                     1          1,890         15,309
Sola International Inc.                         1          1,680         32,592
Sonosite Inc.                                   1            900         23,121
Specialty Laboratories Inc.                     1            340          9,347
SRI/Surgical Express Inc.                       1            100          1,600
Steris Corp.                                    1          5,020         91,715
Sunrise Assisted Living Inc.                    1          1,300         37,843
Syncor International Corp.                      1          1,620         46,397
Techne Corp.                                    1          3,200        117,920
Theragenics Corp.                               1          2,200         21,692
Thoratec Labs Corp.                             1          2,935         49,895
TriPath Imaging Inc.                            1          1,780         13,403
U.S. Physical Therapy Inc.                      1            245          3,959
Urologix Inc.                                   1            780         15,639
US Oncology Inc.                                1          7,750         58,435
Valentis Inc.                                   1          2,500          7,750
Vasomedical Inc.                                1          4,390         16,243
Ventana Medical Systems Inc.                    1            920         20,810
VISX Inc.                                       1          4,030         53,397
Vital Sign Inc.                                              400         13,960
West Pharmaceutical Services Inc.                            800         21,280
Zoll Medical Corp.                              1            700         27,258
-------------------------------------------------------------------------------
                                                                      3,683,599
-------------------------------------------------------------------------------

HOLDING COMPANIES-DIVERSIFIED--0.08%
-------------------------------------------------------------------------------
Triarc Companies Inc.                           1          1,130         27,459
Walter Industries Inc.                                     2,300         26,013
-------------------------------------------------------------------------------
                                                                         53,472
-------------------------------------------------------------------------------

HOME BUILDERS--1.36%
-------------------------------------------------------------------------------
Beazer Homes USA Inc.                           1            660         48,292
Champion Enterprises Inc.                       1          3,960         48,748
Coachmen Industries Inc.                                   1,120         13,440
Fleetwood Enterprises Inc.                                 2,900         32,857
Hovnanian Enterprises Inc. "A"                  1            980         20,854
KB HOME                                                    3,150        126,315
M.D.C. Holdings Inc.                                       1,573         59,444
M/I Schottenstein Homes Inc.                                 430         21,401
Meritage Corp.                                  1            230         11,799
Monaco Coach Corp.                              1          1,950         42,646
NVR Inc.                                        1            500        102,000
Palm Harbor Homes Inc.                          1          1,200         28,740
Ryland Group Inc.                                          1,100         80,520
Schuler Homes Inc.                              1          2,500         49,625
Skyline Corp.                                                500         16,125
Standard-Pacific Corp.                                     2,200         53,504

Thor Industries Inc.                                         500         18,525
Toll Brothers Inc.                              1          1,740         76,386
Winnebago Industries Inc.                                  1,130         41,742
-------------------------------------------------------------------------------
                                                                        892,963
-------------------------------------------------------------------------------

HOME FURNISHINGS--0.83%
-------------------------------------------------------------------------------
Applica Inc.                                    1          1,280         11,533
Bassett Furniture Industries Inc.                            790         11,068
Bush Industries Inc. "A"                                     600          6,516
Fedders Corp.                                              1,700          5,168
Furniture Brands International Inc.             1          3,920        125,518
Harman International Industries Inc.                       3,020        136,202
Kimball International Inc. "B"                             2,600         39,390
La-Z-Boy Inc.                                              3,720         81,170
Libbey Inc.                                                1,300         42,445
Movado Group Inc.                                            960         18,432
Oneida Ltd.                                                1,000         12,950
Parkervision Inc.                               1            630         13,230
Salton Inc.                                     1            400          7,552
Standex International Corp.                                1,000         21,750
Stanley Furniture Co. Inc.                      1            350          8,319
-------------------------------------------------------------------------------
                                                                        541,243
-------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES--1.35%
-------------------------------------------------------------------------------
American Greetings Corp. "A"                               5,100         70,278
Blyth Inc.                                                 2,600         60,450
Church & Dwight Co. Inc.                                   2,820         75,097
CSS Industries Inc.                             1            300          9,273
Dial Corp.                                                 7,290        125,023
Fossil Inc.                                     1          1,130         23,730
Harland (John H.) Co.                                      2,400         53,040
National Presto Industries Inc.                              500         13,875
New England Business Service Inc.                            900         17,235
Pennzoil-Quaker State Co.                                  6,530         94,359
Playtex Products Inc.                           1          2,100         20,475
Revlon Inc. "A"                                 1            700          4,662
Russ Berrie & Co. Inc.                                       830         24,900
Scotts Co. (The) "A"                            1          1,320         62,832
Standard Register Co.                                        980         18,159
Toro Co.                                                   1,020         45,900
Tupperware Corp.                                           4,100         78,925
Wallace Computer Services Inc.                             3,120         59,249
Yankee Candle Co. Inc. (The)                    1          1,100         24,926
-------------------------------------------------------------------------------
                                                                        882,388
-------------------------------------------------------------------------------

INSURANCE--2.46%
-------------------------------------------------------------------------------
Alfa Corp.                                                 2,900         65,076
American Physicians Capital Inc.                1            880         19,140
AmerUs Group Co.                                           3,330        119,347
Argonaut Group Inc.                                        1,700         33,269
Baldwin & Lyons Inc. "B"                                     600         15,360
Berkley (W.R.) Corp.                                       1,490         80,013
Brown & Brown Inc.                                         3,200         87,360
Capitol Transamerica Corp.                                   600          9,870
Citizens Inc.                                   1          1,400         17,710

Clark/Bardes Holdings Inc.                      1            670         16,904
CNA Surety Corp.                                           1,200         18,600
Commerce Group Inc.                                        2,000         75,380
Crawford & Co. "B"                                         2,600         30,472
Delphi Financial Group Inc. "A"                            1,020         33,966
FBL Financial Group Inc. "A"                                 820         13,678
First American Corp.                                       5,350        100,259
Fremont General Corp.                                      4,360         34,095
Great American Financial Resources Inc.                      300          5,625
Harleysville Group Inc.                                    2,400         57,336
HealthExtras Inc.                               1          1,000          5,710
Hilb Rogal & Hamilton Co.                                  1,100         61,655
Horace Mann Educators Corp.                                3,000         63,660
Kansas City Life Insurance Co.                               500         18,550
LandAmerica Financial Group Inc.                           1,400         40,180
Midland Co.                                                  200          8,760
National Western Life Insurance Company "A"     1            100         11,120
Ohio Casualty Corp.                             1          4,500         72,225
Philadelphia Consolidated Holding Co.           1            750         28,283
PICO Holdings Inc.                              1            900         11,250
PMA Capital Corp. "A"                                      1,300         25,090
Presidential Life Corp.                                    1,630         33,513
ProAssurance Corp.                              1          1,771         31,134
RLI Corp.                                                    500         22,500
SCPIE Holdings Inc.                                          620         18,135
Selective Insurance Group Inc.                             1,900         41,287
StanCorp Financial Group Inc.                              2,420        114,345
State Auto Financial Corp.                                 1,050         17,052
Stewart Information Services Corp.              1          1,050         20,738
Triad Guaranty Inc.                             1            500         18,135
UICI                                            1          2,900         39,150
United Fire & Casualty Co.                                   500         14,315
Universal American Financial Corp.              1          3,000         20,370
Vesta Insurance Group                                      2,440         19,520
Zenith National Insurance Corp.                              660         18,440
-------------------------------------------------------------------------------
                                                                      1,608,577
-------------------------------------------------------------------------------

IRON / STEEL--0.28%
-------------------------------------------------------------------------------
Carpenter Technology Corp.                                 1,720         45,786
Cleveland-Cliffs Inc.                                        800         14,640
Gibraltar Steel Corp.                                        500          8,760
Oregon Steel Mills Inc.                         1          2,070         10,247
Reliance Steel & Aluminum Co.                              1,800         47,250
Roanoke Electrics Steel Corp.                                800         11,040
Ryerson Tull Inc.                                          2,100         23,100
Steel Dynamics Inc.                             1          1,900         22,059
-------------------------------------------------------------------------------
                                                                        182,882
-------------------------------------------------------------------------------

LEISURE TIME--0.45%
-------------------------------------------------------------------------------
Ambassadors International Inc.                               470          9,865
Bally Total Fitness Holding Corp.               1          2,130         45,923
Direct Focus Inc.                               1          2,380         74,256
K2 Inc.                                         1          1,430         10,310
Navigant International Inc.                     1            880         10,076
Polaris Industries Partners LP "A"                         1,800        103,950

Resortquest International Inc.                  1          1,220          5,807
WMS Industries Inc.                             1          1,620         32,400
-------------------------------------------------------------------------------
                                                                        292,587
-------------------------------------------------------------------------------

LODGING--0.44%
-------------------------------------------------------------------------------
Aztar Corp.                                     1          2,930         53,619
Boca Resorts Inc. "A"                           1          2,220         29,082
Boyd Gaming Corp.                               1          2,500         16,250
Choice Hotels International Inc.                1          2,810         62,242
Crestline Capital Corp.                         1          1,000         31,060
Marcus Corp.                                               1,400         19,810
Prime Hospitality Corp.                         1          3,400         37,570
Station Casinos Inc.                            1          3,120         34,913
Wyndham International Inc. "A"                  1            860            482
-------------------------------------------------------------------------------
                                                                        285,028
-------------------------------------------------------------------------------

MACHINERY--2.98%
-------------------------------------------------------------------------------
AGCO Corp.                                                 5,300         83,634
Albany International Corp. "A"                             1,160         25,172
Applied Industrial Technologies Inc.                       1,300         24,245
Astec Industries Inc.                           1          1,200         17,352
Asyst Technologies Inc.                         1          2,600         33,176
Briggs & Stratton Corp.                                    1,700         72,590
Brooks Automation Inc.                          1          1,500         61,005
Cognex Corp.                                    1          2,590         66,330
Donaldson Co. Inc.                                         3,020        117,297
Dycom Industries Inc.                           1          3,380         56,480
Electroglas Inc.                                1          1,800         26,586
Engineered Support Systems Inc.                              560         19,158
Esterline Technologies Corp.                    1          1,540         24,655
Flow International Corp.                        1            900         11,133
Flowserve Corp.                                 1          3,020         80,362
Gardner Denver Inc.                             1          1,100         24,552
Gerber Scientific Inc.                                     1,400         13,020
Gorman Rupp Co. (The)                                        500         13,425
Graco Inc.                                                 2,400         93,720
Idex Corp.                                                 2,400         82,800
Imation Corp.                                   1          2,640         56,971
Insituform Technologies Inc. "A"                1          1,940         49,625
JLG Industries Inc.                                        3,620         38,553
Kadant Inc.                                     1          1,060         15,370
Kaman Corp. "A"                                            1,700         26,520
Knight Transportation Inc.                      1          1,395         26,198
Kulicke & Soffa Industries Inc.                 1          3,850         66,028
Lincoln Electric Holding Inc.                              2,320         56,701
Lindsay Manufacturing Co.                                    700         13,545
Magnetek Inc.                                   1          1,520         13,695
Manitowoc Co. Inc.                                         2,000         62,200
NACCO Industries Inc.                                        500         28,395
Nordson Corp.                                              1,900         50,179
Paxar Corp.                                     1          2,700         38,340
Presstek Inc.                                   1          2,400         22,008
Robbins & Myers Inc.                                         700         16,387
Satcon Technology Corp.                         1            800          4,160
Sauer Inc.                                                 1,000          8,000

Semitool Inc.                                   1          1,100         12,628
Stewart & Stevenson Services Inc.                          1,900         35,739
SureBeam Corporation "A"                        1            600          6,282
Tecumseh Products Co. "A"                                  1,220         61,769
Tennant Co.                                                  700         25,970
Terex Corp.                                     1          2,000         35,080
Thomas Industries Inc.                                     1,300         32,500
Ultratech Stepper Inc.                          1          1,500         24,780
Unova Inc.                                      1          3,400         19,720
Woodward Governor Co.                                        700         40,775
Zebra Technologies Corp. "A"                    1          2,120        117,681
-------------------------------------------------------------------------------
                                                                      1,952,491
-------------------------------------------------------------------------------

MANUFACTURERS--1.04%
-------------------------------------------------------------------------------
Carlisle Companies Inc.                                    2,400         88,752
CUNO Inc.                                       1          1,300         39,650
Federal Signal Corp.                                       3,600         80,172
Harsco Corp.                                               3,130        107,359
Lancaster Colony Corp.                                     2,170         77,057
National Service Industries Inc.                           3,000          6,060
NCH Corp.                                                    200         10,430
Osmonics Inc.                                   1            800         11,216
Pittston Brink's Group                                     4,030         89,063
Quixote Corp.                                                460          8,740
Sturm Ruger & Co. Inc.                                     1,460         17,491
Tredegar Corporation                                       1,200         22,800
Trinity Industries Inc.                                    3,000         81,510
U.S. Industries Inc.                            1          5,700         14,592
Wabtec Corporation                                         1,920         23,616
-------------------------------------------------------------------------------
                                                                        678,508
-------------------------------------------------------------------------------

MANUFACTURING--0.11%
-------------------------------------------------------------------------------
Acuity Brands Inc.                              1          3,000         36,300
ESCO Technologies Inc.                          1            820         28,282
Hexcel Corp.                                    1          1,700          5,236
-------------------------------------------------------------------------------
                                                                         69,818
-------------------------------------------------------------------------------

MEDIA--1.51%
-------------------------------------------------------------------------------
Banta Corp.                                                2,000         59,040
Beasley Broadcast Group Inc. "A"                1            700          9,107
Crown Media Holdings Inc.                       1          1,300         14,677
Cumulus Media Inc. "A"                          1          2,570         41,583
Fisher Communications Inc.                                   300         13,200
Gray Communications Systems Inc.                             700          9,716
Information Holdings Inc.                       1          1,620         45,862
Journal Register Co.                            1          1,940         40,818
Lee Enterprises Inc.                                       3,300        120,021
Liberty Corp.                                              1,400         57,610
Liberty Digital Inc. "A"                        1          1,730          5,986
LodgeNet Entertainment Corp.                    1            800         13,672
Lynch Interactive Corp.                         1            200         13,800
Media General Inc. "A"                                     1,000         49,830
Metromedia International Group Inc.             1          3,850          3,119
On Command Corp.                                1            800          2,440
Paxson Communications Corp.                     1          2,500         26,125

Pegasus Communications Corp.                    1          3,700         38,517
Playboy Enterprises Inc. "B"                    1          1,000         16,890
Private Media Group Inc.                        1          1,000          9,800
Pulitzer Inc.                                                620         31,620
Regent Communications Inc.                      1          1,440          9,720
Saga Communications Inc.                        1            660         13,662
Salem Communications Corp. "A"                  1            640         14,720
Scholastic Corp.                                1          2,200        110,726
Sinclair Broadcast Group "A"                    1          1,900         17,974
Spanish Broadcasting System Inc. "A"            1          2,700         26,703
TiVo Inc.                                       1          1,400          9,170
UnitedGlobalCom Inc. "A"                        1          5,800         29,000
Value Line Inc.                                              200          9,696
Wiley (John) & Sons Inc. "A"                               3,500         80,605
XM Satellite Radio Holdings Inc. "A"            1          1,000         18,360
Young Broadcasting Corp. "A"                    1          1,400         25,130
-------------------------------------------------------------------------------
                                                                        988,899
-------------------------------------------------------------------------------

METAL FABRICATE / HARDWARE--0.40%
-------------------------------------------------------------------------------
Castle (A.M.) & Co.                                          500          4,100
Circor International Inc.                                    670         12,362
Kaydon Corp.                                               2,200         49,896
Ladish Co. Inc.                                 1            600          6,552
Lawson Products Inc.                                         300          7,800
NN Inc.                                                      800          8,920
Penn Engineering & Manufacturing Corp.                       800         13,400
ROHN Industries Inc.                            1          1,200          2,472
Timken Co. (The)                                           4,020         65,044
Valmont Industries Inc.                                    1,100         15,906
Worthington Industries Inc.                                5,300         75,260
-------------------------------------------------------------------------------
                                                                        261,712
-------------------------------------------------------------------------------

METALS-DIVERSIFIED--0.78%
-------------------------------------------------------------------------------
Ameron Inc.                                                  330         22,836
AptarGroup Inc.                                            2,600         91,078
Commercial Metals Co.                                        900         31,482
Griffon Corporation                             1          1,990         29,850
Gulf Island Fabrication Inc.                    1            600          7,506
Matthews International Corp. "A"                           2,200         54,076
Maverick Tube Corp.                             1          2,500         32,375
Mobile Mini Inc.                                1          1,120         43,814
Mueller Industries Inc.                         1          2,340         77,805
Nortek Inc.                                     1            800         22,320
NS Group Inc.                                   1          1,420         10,622
Pitt-Des Moines Inc.                                         340         10,540
Quanex Corp.                                               1,200         33,960
RTI International Metals Inc.                   1          1,600         15,920
Southern Peru Copper Corp.                                 1,180         14,101
Titanium Metals Corp.                           1          1,550          6,185
Wolverine Tube Inc.                             1            700          7,945
-------------------------------------------------------------------------------
                                                                        512,415
-------------------------------------------------------------------------------

MINING--0.23%
-------------------------------------------------------------------------------
AMCOL International Corp.                                  1,620         11,664
Brush Engineered Materials                                 1,300         18,512

Century Aluminum Co.                                       1,000         13,360
Kaiser Aluminum Corp.                           1          2,400          3,888
Stillwater Mining Co.                           1          3,120         57,720
USEC Inc.                                                  6,200         44,392
-------------------------------------------------------------------------------
                                                                        149,536
-------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT--0.15%
-------------------------------------------------------------------------------
CompX International Inc.                                     300          3,891
Global Imaging Systems Inc.                     1            500          7,465
Insight Enterprises Inc.                        1          3,200         78,720
Pomeroy Computer Resources                      1            780         10,530
-------------------------------------------------------------------------------
                                                                        100,606
-------------------------------------------------------------------------------

OIL & GAS PRODUCERS--3.22%
-------------------------------------------------------------------------------
Atmos Energy Corp.                                         3,000         63,750
ATP Oil & Gas Corp.                             1            400          1,192
Atwood Oceanics Inc.                            1            820         28,577
Berry Petroleum Co. "A"                                    1,200         18,840
Cabot Oil & Gas Corp. "A"                                  2,230         53,632
CAL Dive International Inc.                     1          2,530         62,440
Callon Petroleum Corp.                          1            900          6,165
Cascade Natural Gas Corp.                                    900         19,845
Chesapeake Energy Corp.                         1         11,230         74,230
Chiles Offshore Inc.                            1            590         11,735
Clayton Williams Energy Inc.                    1            300          3,930
Denbury Resources Inc.                          1          1,400         10,234
EEX Corp.                                       1          2,640          4,858
Emex Corp.                                      1          1,075          3,333
Encore Acquisition Co.                          1            560          7,454
Energen Corp.                                              2,230         54,970
Energy Partners Ltd.                            1          1,740         13,137
Evergreen Resources Inc.                        1          1,400         54,054
Frontier Oil Corp.                                         2,000         33,280
Grey Wolf Inc.                                  1         11,300         33,561
Holly Corp.                                                  680         13,090
Houston Exploration Co.                         1            700         23,506
Key Energy Services Inc.                        1          7,500         69,000
Key Productions Co. Inc.                        1          1,030         17,510
Magnum Hunter Resources Inc.                    1          2,270         18,841
McMoRan Exploration Co.                         1          1,200          6,948
Meridian Resource Corp. (The)                   1          2,620         10,454
New Jersey Resources Corp.                                 1,420         66,456
Northwest Natural Gas Co.                                  1,930         49,215
Nuevo Energy Co.                                1          1,100         16,500
Oceaneering International Inc.                  1          1,620         35,834
Parker Drilling Co.                             1          6,590         24,317
Patina Oil & Gas Corp.                                     1,630         44,825
Penn Virginia Corp.                                          600         20,460
PetroQuest Energy Inc.                          1          1,740          9,257
Piedmont Natural Gas Co.                                   2,320         83,056
Plains Resource Inc.                            1          1,920         47,251
Prima Energy Corp.                              1            700         15,225
Prize Energy Corp.                              1            330          7,630
PYR Energy Corp.                                1          1,200          2,376
Quicksilver Resources Inc.                      1            560         10,668

Range Resources Corp.                           1          3,710         16,881
Remington Oil & Gas Corp.                       1          1,150         19,895
RPC Inc.                                                     800         14,120
Seacor Smit Inc.                                1          1,420         65,888
Seitel Inc.                                     1          1,430         19,448
Semco Energy Inc.                                          1,400         15,050
South Jersey Industries                                      920         29,992
Southern Union Co.                              1          2,525         47,622
Southwest Gas Corp.                                        2,240         50,064
Spinnaker Exploration Co.                       1          1,570         64,621
St. Mary Land & Exploration Co.                            2,300         48,737
Stone Energy Corp.                              1          1,717         67,822
Superior Energy Services Inc.                   1          3,300         28,545
Swift Energy Co.                                1          1,730         34,946
Tesoro Petroleum Corp.                          1          2,800         36,708
3TEC Energy Corp.                               1          1,280         17,920
Tom Brown Inc.                                  1          2,620         70,766
UGI Corp.                                                  2,020         61,004
Unit Corp.                                      1          2,630         33,927
Vintage Petroleum Inc.                                     3,820         55,199
WD-40 Company                                              1,130         30,115
Western Gas Resources Inc.                                 1,700         54,944
Westport Resources Corp.                        1          2,523         43,774
W-H Energy Services Inc.                        1          1,400         26,670
-------------------------------------------------------------------------------
                                                                      2,106,294
-------------------------------------------------------------------------------

OIL & GAS SERVICES--0.48%
-------------------------------------------------------------------------------
CARBO Ceramics Inc.                                          700         27,412
Comstock Resources Inc.                         1          1,800         12,600
Dril-Quip Inc.                                  1            400          9,640
Hydril Co.                                      1            960         16,925
Input/Output Inc.                               1          3,370         27,668
Lone Star Technologies Inc.                     1          1,860         32,736
Lufkin Industries Inc.                                       440         11,792
NATCO Group Inc. "A"                            1            700          4,900
Newpark Resources Inc.                          1          4,900         38,710
Oil States International Inc.                   1            770          7,007
OSCA Inc.                                       1            510         10,634
Pure Resources Inc.                             1          1,220         24,522
Tetra Technologies Inc.                         1            890         18,646
Universal Compression Holdings Inc.             1            900         26,541
Veritas DGC Inc.                                1          2,420         44,770
-------------------------------------------------------------------------------
                                                                        314,503
-------------------------------------------------------------------------------

PACKAGING & CONTAINERS--0.63%
-------------------------------------------------------------------------------
AEP Industries Inc.                             1            130          3,115
Ball Corp.                                                 2,200        155,540
EarthShell Corp.                                1          3,510          7,020
Greif Brothers Corp. "A"                                   1,100         36,245
Ivex Packaging Corp.                            1          1,200         22,800
Longview Fibre Co.                                         4,200         49,602
Owens-Illinois Inc.                             1         11,690        116,783
Silgan Holdings Inc.                            1            720         18,835
-------------------------------------------------------------------------------
                                                                        409,940
-------------------------------------------------------------------------------

PHARMACEUTICALS--4.17%
-------------------------------------------------------------------------------
aaiPharma Inc.                                  1            680         17,109
Adolor Corporation                              1          2,560         45,952
Align Technology Inc.                           1            880          3,960
Allscripts Healthcare Solutions Inc.            1          2,400          7,776
Alpharma Inc. "A"                                          2,320         61,364
Amylin Pharmaceuticals Inc.                     1          4,650         42,501
Antigenics Inc.                                 1          1,070         17,548
Aphton Corp.                                    1          1,100         16,060
Arqule Inc.                                     1          1,420         24,140
Array BioPharma Inc.                            1          1,100         16,346
AVANIR Pharmaceuticals "A"                      1          4,530         19,298
AVI BioPharma Inc.                              1          1,120         12,230
Biopure Corp.                                   1          1,200         17,052
BioSphere Medical Inc.                          1            240          2,705
Bone Care International Inc.                    1            700         11,991
Cell Genesys Inc.                               1          2,800         65,072
Cell Pathways Inc.                              1          2,160         15,034
Cell Therapeutics Inc.                          1          2,700         65,178
CIMA Labs Inc.                                  1          1,110         40,127
Columbia Laboratories Inc.                      1          1,930          6,659
Connetics Corp.                                 1          2,300         27,370
Corixa Corp.                                    1          3,370         50,786
Corvas International Inc.                       1          2,050         13,428
Cubist Pharmaceuticals Inc.                     1          2,100         75,516
CV Therapeutics Inc.                            1          1,600         83,232
Dendreon Corp.                                  1          1,200         12,084
Digene Corp.                                    1          1,000         29,500
Durect Corp.                                    1          1,490         17,269
DUSA Pharmaceuticals Inc.                       1          1,100          8,855
Dyax Corp.                                      1          1,500         16,455
Emisphere Technologies Inc.                     1          1,320         42,121
Endo Pharmaceuticals Holdings Inc.              1          1,410         16,455
Esperion Therapeutics Inc.                      1          1,600         11,760
First Horizon Pharmaceutical Corp.              1            860         25,275
GenStar Therapeutics Corp.                      1            900          2,223
Genta Inc.                                      1          1,560         22,199
Genzyme Corp. - Molecular Oncology              1          1,220          9,760
Genzyme Transgenics Corp.                       1          1,600          9,312
Geron Corp.                                     1          1,400         12,180
Guilford Pharmaceuticals Inc.                   1          2,100         25,200
Hemispherx Biopharma Inc.                       1          1,300          5,850
Herbalife International Inc. "A"                           1,200         17,064
Hyseq Inc.                                      1            900          6,948
Ilex Oncology Inc.                              1          2,100         56,784
Immune Response Corp.                           1          2,540          3,404
Immunogen Inc.                                  1          3,230         53,553
Impax Laboratories Inc.                         1          1,280         17,203
Inkine Pharmaceutical Co.                       1          2,800          4,368
Insmed Incorporated                             1          2,600          9,932
Inspire Pharmaceuticals Inc.                    1          1,280         18,035
InterMune Inc.                                  1          2,190        107,879
Interneuron Pharmaceuticals Inc.                1          2,740         30,387
Intuitive Surgical Inc.                         1          2,260         22,668
Kos Pharmaceuticals Inc.                        1            330         11,418

KV Pharmaceuticals Co. "B"                      1          1,920         62,323
La Jolla Pharmaceutical Co.                     1          2,430         21,724
Ligand Pharmaceuticals Inc. "B"                 1          3,330         59,607
MacroChem Corp.                                 1          1,670          5,094
Martek Biosciences Corp.                        1          1,300         28,275
Matrix Pharmaceutical Inc.                      1          2,000          3,140
Medicines Company (The)                         1          2,100         24,339
MGI Pharma Inc.                                 1          1,800         27,504
Miravant Medical Technologies                   1          1,100         10,571
NABI Inc.                                       1          2,840         29,309
NaPro BioTherapeutics Inc.                      1          1,770         20,178
Nature's Sunshine Products Inc.                              900         10,566
NBTY Inc.                                       1          3,500         40,950
NeoPharm Inc.                                   1            858         21,493
Neose Technologies Inc.                         1            900         32,958
Neurocrine Biosciences Inc.                     1          1,830         93,897
Northfield Laboratories Inc.                    1            780          6,693
Noven Pharmaceuticals Inc.                      1          1,700         30,175
NPS Pharmaceuticals Inc.                        1          2,240         85,792
Nu Skin Enterprises Inc. "A"                               3,250         28,438
Onyx Pharmaceuticals Inc.                       1          1,390          7,117
Pain Therapeutics Inc.                          1          1,210         11,084
Parexel International Corp.                     1          1,800         25,830
Penwest Pharmaceuticals Co.                     1          1,190         23,860
Perrigo Co.                                     1          4,900         57,918
Pharmaceutical Resources Inc.                   1          1,320         44,616
Pharmacyclics Inc.                              1          1,400         13,916
Pharmos Corp.                                   1          4,300         10,105
POZEN Inc.                                      1          1,510          7,928
Praecis Pharmaceuticals Inc.                    1          3,740         21,767
Progenics Pharmaceuticals Inc.                  1            580         10,713
Rigel Pharmaceuticals Inc.                      1          2,200         10,230
Sangstat Medical Corp.                          1          1,500         29,460
Sciclone Pharmaceuticals Inc.                   1          2,600          7,800
Scios Inc.                                      1          3,600         85,572
Serologicals Corp.                              1          1,380         29,670
Supergen Inc.                                   1          1,330         19,046
Sybron Dental Specialties Inc.                  1          3,040         65,603
Tanox Inc.                                      1          1,760         32,564
Texas Biotech Corp.                             1          3,300         21,450
3 Dimensional Pharmaceuticals Inc.              1            430          3,651
Titan Pharmaceuticals Inc.                      1          1,830         17,952
Triangle Pharmaceuticals Inc.                   1          2,500         10,025
Tularik Inc.                                    1          1,550         37,231
United Therapeutics Inc.                        1          1,100         11,451
VaxGen Inc.                                     1            620          7,192
Versicor Inc.                                   1          1,000         20,350
Vical Inc.                                      1          1,500         18,360
Vion Pharmaceuticals Inc.                       1          2,060          9,085
Viropharma Inc.                                 1          1,320         30,294
-------------------------------------------------------------------------------
                                                                      2,729,441
-------------------------------------------------------------------------------

PIPELINES--0.01%
-------------------------------------------------------------------------------
TransMontaigne Inc.                             1          1,400          7,630
-------------------------------------------------------------------------------
                                                                          7,630
-------------------------------------------------------------------------------

REAL ESTATE--4.15%
-------------------------------------------------------------------------------
American Realty Investors Inc.                  1            300          2,961
AMLI Residential Properties Trust                          1,030         25,977
Annaly Mortgage Management Inc.                            4,180         66,880
Anthracite Capital Inc.                                    2,310         25,387
Avatar Holdings                                 1            360          8,482
Bedford Property Investors Inc.                            1,200         27,000
Boykin Lodging Co.                                         1,300         10,361
Brandywine Realty Trust                                    1,920         40,454
BRE Properties Inc. "A"                                    3,630        112,385
Burnham Pacific Properties Inc.                            3,100         12,772
CBL & Associates Properties Inc.                           1,700         53,550
Centerpoint Properties Corp.                               1,620         80,676
Chateau Communities Inc.                                   1,520         45,448
Colonial Properties Trust                                  1,300         40,495
Commercial Net Lease Realty Inc.                           2,800         36,400
Cornerstone Realty Income Trust                            3,900         44,265
Corrections Corp. of America                    1          2,180         40,461
Cousins Properties Inc.                                    2,800         68,208
Developers Diversified Realty Corp.                        4,000         76,400
Eastgroup Properties Inc.                                  1,130         26,069
Entertainment Properties Trust                             1,400         27,090
Equity Inns Inc.                                           3,000         19,860
First Industrial Realty Trust                              3,120         97,032
Forest City Enterprises Inc. "A"                           2,025         78,368
Gables Residential Trust                                   1,900         56,240
Glenborough Realty Trust Inc.                              1,800         34,920
Glimcher Realty Trust                                      2,200         41,426
Healthcare Realty Trust                                    3,200         89,600
Home Properties of NY Inc.                                 1,400         44,240
Innkeepers USA Trust                                       2,000         19,600
Insignia Financial Group Inc.                   1          1,500         16,200
IRT Property Co.                                           2,600         27,560
JDN Realty Corp.                                           2,600         32,058
Jones Lang LaSalle Inc.                         1          2,300         41,515
JP Realty Inc.                                               840         19,984
Kilroy Realty Corp.                                        2,020         53,065
LaSalle Hotel Properties                                   1,550         18,197
Lexington Corp. Properties Trust                           1,630         25,265
LNR Property Corp.                                         1,830         57,059
Macerich Co. (The)                                         2,400         63,840
Manufactured Home Communities Inc.                         1,100         34,331
Meristar Hospitality Corp.                                 3,360         47,712
Mills Corp.                                                1,460         38,661
National Golf Properties Inc.                                800          7,096
National Health Investors Inc.                             1,700         25,160
Nationwide Health Properties Inc.                          3,800         71,022
Pan Pacific Retail Properties Inc.                         1,820         52,270
Pennsylvania Real Estate Investment Trust                  1,200         27,840
Prentiss Properties Trust                                  2,500         68,625
Prime Group Realty Trust                                     670          6,184
PS Business Parks Inc.                                       800         25,200
Realty Income Corp.                                        2,420         71,148
Reckson Associates Realty Corp.                            2,800         65,408

Redwood Trust Inc.                                           560         13,569
RFS Hotel Investors Inc.                                   2,500         28,450
Saul Centers Inc.                                            700         14,945
Shurgard Storage Centers Inc. "A"                          2,400         76,800
Sl Green Realty Corp.                                      2,040         62,648
Sovran Self Storage Inc.                                   1,120         34,888
Storage USA Inc.                                           1,200         50,520
Summit Properties Inc.                                     2,020         50,540
Sun Communities Inc.                                       1,220         45,445
Tanger Factory Outlet Centers Inc.                           430          8,966
Taubman Centers Inc.                                       2,340         34,749
Town & Country Trust                                       1,420         29,678
Trammell Crow Co.                               1          1,800         21,060
-------------------------------------------------------------------------------
                                                                      2,720,665
-------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS--2.43%
-------------------------------------------------------------------------------
Acadia Realty Trust                                        1,200          7,620
Alexander's Inc.                                1            200         11,380
Alexandria Real Estate Equities Inc.                       1,240         50,964
Associated Estates Realty Corp.                            1,200         11,016
Camden Property Trust                                      2,800        102,760
Capital Automotive REIT                                    1,300         25,857
Capstead Mortgage Corp.                                      720         16,920
Chelsea Property Group Inc.                                1,100         54,010
Crown American Realty Trust                                1,600         12,480
Essex Property Trust Inc.                                  1,120         55,339
Federal Realty Investment Trust                            2,900         66,700
FelCor Lodging Trust Inc.                                  2,600         43,446
Getty Realty Corp.                                           900         16,965
Great Lakes REIT Inc.                                      1,030         16,480
Health Care REIT Inc.                                      2,500         60,875
Highwoods Properties Inc.                                  4,320        112,104
HRPT Properties Trust                                     10,000         86,600
Investors Real Estate Trust                                1,300         12,220
Keystone Property Trust                                      400          5,236
Koger Equity Inc.                                          2,330         37,979
Kramont Realty Trust                                         990         14,454
La Quinta Properties Inc.                       1          9,920         56,941
Mid Atlantic Realty Trust                                    800         12,440
Mid-America Apartment Communities Inc.                     1,300         34,190
Mission West Properties Inc.                               1,000         12,720
Parkway Properties Inc.                                      920         30,544
Pinnacle Holdings Inc.                          1          3,640          1,238
Post Properties Inc.                                       2,980        105,820
Regency Centers Corp.                                      1,900         52,725
Senior Housing Properties Trust                            1,500         20,865
Thornbury Mortgage Inc.                                    2,060         40,582
U.S. Restaurant Properties Inc.                            1,840         26,827
United Dominion Realty Trust                               7,800        112,320
Universal Health Realty Income Trust                       1,000         23,500
Ventas Inc.                                                4,700         54,050
Washington Real Estate Investment Trust                    2,930         72,928
Weingarten Realty Investors                                2,200        105,600
Winston Hotels Inc.                                        1,000          7,740
-------------------------------------------------------------------------------
                                                                      1,592,435
-------------------------------------------------------------------------------

RETAIL--5.42%
-------------------------------------------------------------------------------
AFC Enterprises Inc.                            1            670         19,021
AnnTaylor Stores Corp.                          1          2,030         71,050
Bebe Stores Inc.                                1            230          4,292
Bob Evans Farms Inc.                                       2,700         66,339
Brown Shoe Company Inc.                                    1,200         19,488
Buckle Inc. (The)                               1            400          8,920
Burlington Coat Factory Warehouse Corp.                    1,600         26,880
California Pizza Kitchen Inc.                   1          1,380         34,155
Casey's General Store Inc.                                 2,900         43,210
Cash American Investments Inc.                             1,700         14,450
Cato Corp. "A"                                             1,000         18,900
CBRL Group Inc.                                            4,320        127,181
Charlotte Russe Holding Inc.                    1          1,530         28,473
Charming Shoppes Inc.                           1          7,190         38,179
Chico's FAS Inc.                                1          1,779         70,626
Children's Place Retail Stores Inc.             1            850         23,078
Christopher & Banks Corp.                       1          1,665         57,026
Circuit City Stores Inc. - CarMax Group         1          2,870         65,264
Claire's Stores Inc.                                       3,340         50,434
Coldwater Creek Inc.                            1            300          6,354
Cole National Corp.                             1            770         12,744
Copart Inc.                                     1          2,940        106,928
Cost Plus Inc.                                  1          1,600         42,400
CSK Auto Corp.                                  1          1,800         17,910
Deb Shops Inc.                                               300          7,275
dELiA*s Corp. "A"                               1          2,090         12,958
Dillards Inc. "A"                                          5,000         80,000
Dress Barn Inc.                                 1          1,200         30,012
Duane Reade Inc.                                1            900         27,315
Electronics Boutique Holdings Corp.             1            730         29,156
Factory 2-U Stores Inc.                         1          1,000         20,040
Finish Line Inc. (The)                          1          1,340         20,489
Footstar Inc.                                   1          1,600         50,080
Fred's Inc.                                                  900         36,864
FreeMarkets Inc.                                1          2,520         60,404
Friedman's Inc.                                            1,000          8,420
ftd.com Inc.                                    1            700          4,900
Genesco Inc.                                    1          1,600         33,216
GenesisIntermedia Inc.                          1            900          5,310
Global Sports Inc.                              1            900         17,955
Guitar Center Inc.                              1          1,300         17,732
Hancock Fabrics Inc.                                       1,100         14,465
Haverty Furniture Companies Inc.                           1,220         20,191
Hibbet Sporting Goods Inc.                      1            230          6,969
Hot Topic Inc.                                  1          1,500         47,085
IKON Office Solutions Inc.                                11,110        129,876
Intertan Inc.                                   1          2,300         28,888
Jill (J.) Group Inc. (The)                      1            770         16,578
Kenneth Cole Productions "A"                    1            520          9,204
Lands' End Inc.                                 1            900         45,144
Linens 'N Things Inc.                           1          2,860         72,930
Lithia Motors Inc. "A"                          1            450          9,315
Lone Star Steakhouse & Saloon Inc.                         1,300         19,279

Longs Drug Stores Corp.                                    2,400         56,112
Luby's Inc.                                     1          1,800         10,278
Men's Wearhouse Inc. (The)                      1          2,630         54,310
Michaels Stores Inc.                            1          5,060        166,727
Movie Gallery Inc.                              1            650         15,834
MSC Industrial Direct Co. Inc. "A"              1          3,130         61,818
99 Cents Only Stores                            1          2,110         80,391
O'Charley's Inc.                                1          1,200         22,212
OfficeMax Inc.                                  1          8,030         36,135
1-800-FLOWERS.com Inc.                          1            660         10,296
1-800 Contacts Inc.                             1            550          6,842
O'Reilly Automotive Inc.                        1          2,850        103,940
Pacific Sunwear of California Inc.              1          2,400         49,008
PC Connection Inc.                              1            470          6,970
Pep Boys-Manny Moe & Jack Inc.                             3,700         63,455
Petsmart Inc.                                   1          7,820         76,949
Pier 1 Imports Inc.                                        7,230        125,368
Priceline.com Inc.                              1          8,340         48,539
Pricesmart Inc.                                 1            300         10,500
Ruby Tuesday Inc.                                          5,020        103,563
Ryan's Family Steak Houses Inc.                 1          2,200         47,630
School Specialty Inc.                           1          1,200         27,456
7-Eleven Inc.                                   1          1,690         19,790
Shopko Stores Inc.                              1          2,000         19,000
Smart & Final Inc.                              1            900          9,396
Sonic Automotive Inc.                           1          1,960         45,942
Spiegel Inc. "A"                                           1,200          5,460
Sports Resorts International Inc.               1          1,940         14,957
Stamps.com Inc.                                 1          3,600         12,888
Steak n Shake Company (The)                     1          1,700         18,768
Stein Mart Inc.                                 1          1,900         15,884
TBC Corp.                                       1          1,310         17,541
Too Inc.                                        1          2,500         68,750
Trans World Entertainment Corp.                 1          2,000         15,200
Tuesday Morning Corp.                           1            700         12,663
Tweeter Home Entertainment Group Inc.           1          1,600         46,400
Ultimate Electronics Inc.                       1            600         18,000
United Auto Group Inc.                          1            390         10,066
Urban Outfitters Inc.                           1            470         11,336
Value City Department Stores Inc.               1          1,300          6,110
Wet Seal Inc. "A"                               1          1,070         25,199
Wilsons The Leather Experts Inc.                1            720          8,215
Zale Corp.                                      1          2,620        109,726
-------------------------------------------------------------------------------
                                                                      3,550,976
-------------------------------------------------------------------------------

SEMICONDUCTORS--1.85%
-------------------------------------------------------------------------------
Alliance Semiconductor Corp.                    1          2,400         28,992
ANADIGICS Inc.                                  1          2,500         38,125
August Technology Corp.                         1            400          4,416
AXT Inc.                                        1          1,420         20,491
ChipPAC Inc.                                    1          2,460         18,253
Cohu Inc.                                                  1,500         29,625
Credence Systems Corp.                          1          4,506         83,676
Elantec Semiconductor Inc.                      1          1,800         69,120
Emcore Corp.                                    1          1,630         21,924

Entegris Inc.                                   1          2,880         31,565
GlobespanVirata Inc.                            1          8,571        110,994
Integrated Circuit Systems Inc.                 1          2,300         51,957
Integrated Silicon Solution Inc.                1          1,900         23,256
IXYS Corporation                                1            730          5,906
Kopin Corp.                                     1          5,100         71,400
LTX Corp.                                       1          3,840         80,410
MEMC Electronics Materials Inc.                 1          3,270         11,609
Microtune Inc.                                  1          1,410         33,079
ON Semiconductor Corp.                          1          2,480          5,134
Optical Communication Products Inc.             1            420          1,655
Pericom Semiconductor Corp.                     1          1,820         26,390
Pixelworks Inc.                                 1          1,630         26,178
Rambus Inc.                                     1          6,780         54,172
Silicon Laboratories Inc.                       1            630         21,237
Transwitch Corp.                                1          6,300         28,350
Trikon Technologies Inc.                        1            780          9,165
Tripath Technology Inc.                         1          1,300          2,223
TriQuint Semiconductor Inc.                     1         10,203        125,089
Varian Semiconductor Equipment Associates Inc.  1          2,670         92,355
Veeco Instruments Inc.                          1          2,020         72,821
Virage Logic Corp.                              1            690         13,269
-------------------------------------------------------------------------------
                                                                      1,212,836
-------------------------------------------------------------------------------

SOFTWARE--3.81%
-------------------------------------------------------------------------------
Acclaim Entertainment Inc.                      1          3,400         18,020
Actuate Corp.                                   1          3,100         16,337
Akamai Technologies Inc.                        1          6,390         37,957
Alloy Online Inc.                               1          1,000         21,530
American Management Systems Inc.                1          3,300         59,664
Ansoft Corp.                                    1            500          7,300
Ascential Software Corp.                        1         22,160         89,748
AsiaInfo Holdings Inc.                          1          2,300         40,066
Avant! Corp.                                    1          2,800         57,372
Avid Technology Inc.                            1          1,700         20,655
Blue Martini Software Inc.                      1          1,220          3,672
Caminus Corp.                                   1            670         15,410
Centillium Communications Inc.                  1          1,910         15,013
Centra Software Inc.                            1          1,650         13,200
Chordiant Software Inc.                         1          2,700         21,357
Click Commerce Inc.                             1          1,300          4,108
Convera Corp.                                   1          1,700          5,695
Corillian Corp.                                 1          1,630          7,808
DigitalThink Inc.                               1          1,500         16,200
Divine Inc. "A"                                 1            510            377
Docent Inc.                                     1          2,820          8,939
Documentum Inc.                                 1          3,040         66,029
Edwards (J.D.) & Co.                            1          8,010        131,765
eFunds Corp.                                    1          3,740         51,425
Embarcadero Technologies Inc.                   1            730         17,666
EPIQ Systems Inc.                               1            675         13,061
eSPEED Inc. "A"                                 1          1,200          9,936
EXE Technologies Inc.                           1          2,400         12,216
Extensity Inc.                                  1          1,250          2,725
Genuity Inc.                                    1          7,820         12,356

Global Payments Inc.                                       2,760         94,944
iBasis Inc.                                     1          2,900          3,799
Identix Inc.                                    1          2,500         36,475
Indus International Inc.                        1          2,400         17,520
Infogrames Inc.                                 1          1,200          8,508
Information Resources Inc.                      1          2,100         17,430
InfoSpace Inc.                                  1         18,850         38,643
Inktomi Corp.                                   1          8,780         58,914
InteliData Technologies Corp.                   1          3,660         10,358
Interactive Intelligence Inc.                   1            550          3,823
Interland Inc.                                  1          2,300          4,853
Internet Capital Group Inc.                     1          1,230          1,488
Inter-Tel Inc.                                             1,300         24,986
JDA Software Group Inc.                         1          1,500         33,525
Kana Software Inc.                              1            370          7,200
Keane Inc.                                      1          4,200         75,726
Legato Systems Inc.                             1          7,070         91,698
Loudcloud Inc.                                  1          2,690         11,406
Macromedia Inc.                                 1          4,630         82,414
Matrixone Inc.                                  1          2,270         29,487
Moldflow Corp.                                  1            300          4,296
MRO Software Inc.                               1          1,230         28,757
NDCHealth Corp.                                            2,600         89,830
Net2Phone Inc.                                  1          1,600         10,800
NetIQ Corp.                                     1          3,130        110,364
Novell Inc.                                     1         27,933        128,212
Numerical Technologies Inc.                     1          1,520         53,504
OPNET Technologies Inc.                         1            650          9,367
OTG Software Inc.                               1          1,200         12,000
Per-Se Technologies Inc.                        1          2,200         23,650
Pinnacle Systems Inc.                           1          4,040         32,078
PLATO Learning Inc.                             1            986         16,377
ProQuest Company                                1          1,000         33,910
Puma Technology Inc.                            1          3,040          7,843
RadiSys Corp.                                   1          1,420         27,917
Register.com                                    1          1,530         17,595
Renaissance Learning Inc.                       1            600         18,282
Roxio Inc.                                      1          1,200         19,860
Saba Software Inc.                              1          1,920         10,022
Schawk Inc.                                                  500          5,500
Seachange International Inc.                    1          1,300         44,356
SeeBeyond Technology Corp.                      1          2,200         21,340
Selectica Inc.                                  1          1,340          8,107
SERENA Software Inc.                            1          1,320         28,697
SignalSoft Corp.                                1          1,400          6,258
SkillSoft Corp.                                 1            340          8,813
SpeechWorks International Inc.                  1          1,850         20,813
Stellent Inc.                                   1          1,620         47,887
Support.com Inc.                                1          1,800         11,286
Synplicity Inc.                                 1            850         11,467
3DO Co. (The)                                   1          2,600          5,408
Tradestation Group Inc.                         1          1,600          2,496
TriZetto Group Inc. (The)                       1          1,530         20,074
Ulticom Inc.                                    1            740          7,444
VA Linux Systems Inc.                           1          1,390          3,406

Vastera Inc.                                    1          1,380         22,922
Viewpoint Corp.                                 1          3,130         21,315
webMethods Inc.                                 1          2,040         34,190
Websense Inc.                                   1          1,380         44,257
Witness Systems Inc.                            1            860         11,455
ZixIt Corp.                                     1          1,000          5,060
-------------------------------------------------------------------------------
                                                                      2,498,019
-------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT--0.99%
-------------------------------------------------------------------------------
ADTRAN Inc.                                     1          1,770         45,170
Alliance Fiber Optic Products Inc.              1          1,400          1,988
Andrew Corp.                                    1          6,330        138,564
Arris Group Inc.                                1          4,390         42,846
Avanex Corp.                                    1          2,290         13,511
Carrier Access Corp.                            1            800          2,336
CommScope Inc.                                  1          4,100         87,207
Cosine Communications Inc.                      1            350            543
Digital Lightwave Inc.                          1            900          8,442
DMC Stratex Networks Inc.                       1          6,460         50,259
Handspring Inc.                                 1          1,660         11,188
Harmonic Inc.                                   1          4,450         53,489
Ixia                                            1          3,200         41,120
NEON Communications Inc.                        1            700          1,897
New Focus Inc.                                  1          4,020         15,316
NMS Communications Corp.                        1          2,900         13,978
Oplink Communications Inc.                      1          9,340         17,606
Peco II Inc.                                    1          1,000          5,960
SBA Communications Corp.                        1          3,230         42,055
Sirenza Microdevices Inc.                       1            830          5,055
Sorrento Networks Corp.                         1          1,010          3,626
Spectrasite Holdings Inc.                       1          5,270         18,919
Sunrise Telecom Inc.                            1          1,340          5,373
Western Multiplex Corp.                         1          3,810         20,574
WJ Communications Inc.                          1          1,200          4,380
-------------------------------------------------------------------------------
                                                                        651,402
-------------------------------------------------------------------------------

TELECOMMUNICATIONS--2.88%
-------------------------------------------------------------------------------
ACTV Inc.                                       1          3,370          6,302
Adaptec Inc.                                    1          7,950        115,275
Adelphia Business Solutions Inc.                1          2,520          1,462
Aether Systems Inc.                             1          2,350         21,620
AirGate PCS Inc.                                1            930         42,362
Alamosa Holdings Inc.                           1          5,500         65,615
Alaska Communications Systems Group             1            800          6,376
Allen Telecom Inc.                              1          1,900         16,150
Anaren Microwave Inc.                           1          1,600         27,712
Anixter International Inc.                      1          2,190         63,532
Applied Innovation                              1            630          3,906
Aspect Communications Corp.                     1          4,070         15,792
Audiovox Corp. "A"                              1          1,500         11,190
Avocent Corporation                             1          3,600         87,300
Aware Inc.                                      1          1,800         14,940
Boston Communications Group Inc.                1          1,120         12,712
Catapult Communications Corp.                   1            340          8,860
C-COR.net Corp.                                 1          2,400         34,968

Celeritek Inc.                                  1            900         12,051
Centennial Cellular Corp. "A"                   1            640          6,554
Choice One Communications Inc.                  1          1,020          3,611
Commonwealth Telephone Enterprises Inc.         1            820         37,310
Conestoga Enterprises Inc.                                   770         24,602
Copper Mountain Networks Inc.                   1          4,230          7,149
CT Communications Inc.                                     1,200         19,812
Digital Generation Systems Inc.                 1          2,870          3,186
Ditech Communications Corp.                     1          1,900         11,438
Dobson Communications Corp. "A"                 1          1,830         15,628
FiberCore Inc.                                  1          2,430          5,832
Focal Communications Corp.                      1             90             55
General Communication Inc. "A"                  1          2,800         23,884
Golden Telecom Inc.                             1            680          7,936
Hickory Tech Corp.                                         1,000         16,950
IDT Corp.                                       1          3,430         66,919
IDT Corp. "B"                                   1          1,561         25,928
IMPSAT Fiber Networks Inc.                      1          1,280            224
Inet Technologies Inc.                          1            880          9,302
InterDigital Communications Corp.               1          4,500         43,650
InterVoice-Brite Inc.                           1          2,300         29,440
Intrado Inc.                                    1            870         23,316
ITC DeltaCom Inc.                               1          3,100          2,697
Itron Inc.                                      1          1,210         36,663
Leap Wireless International Inc.                1          2,600         54,522
Lexent Inc.                                     1          1,500          9,375
Lightbridge Inc.                                1          1,817         22,077
Lightpath Technologies Inc. "A"                 1          1,540          5,467
Mastec Inc.                                     1          1,800         12,510
Metawave Communications Corp.                   1          2,910          9,079
Metro One Telecommunications Inc.               1          1,335         40,384
MRV Communications Inc.                         1          6,333         26,852
Netro Corp.                                     1          3,100         11,377
Network Plus Corp.                              1          1,280          1,485
Newport Corp.                                              2,780         53,598
Next Level Communications Inc.                  1          1,630          5,461
North Pittsburgh Systems Inc.                              1,300         24,050
NTELOS Inc.                                     1          1,300         20,137
Optical Cable Corp.                             1            300            489
Plantronics Inc.                                1          2,720         69,741
Powerwave Technologies Inc.                     1          4,740         81,907
Price Communications Corp.                      1          3,960         75,596
Proxim Inc.                                     1          2,000         19,840
RCN Corp.                                       1          2,420          7,091
Rural Cellular Corp. "A"                        1            700         15,575
Sirius Satellite Radio Inc.                     1          3,600         41,868
Somera Communications Inc.                      1          2,300         17,365
Spectralink Corp.                               1          1,100         18,843
Spectrian Corp.                                 1            890          9,817
Standard Microsystems Corp.                     1          1,100         17,072
Symmetricom Inc.                                1          1,820         13,850
TALX Corp.                                                 1,016         25,380
Terayon Communications Systems Inc.             1          4,910         40,611
Tollgrade Communications Inc.                   1          1,100         36,685
UbiquiTel Inc.                                  1          4,450         33,153

US Unwired Inc. "A"                             1          2,360         24,025
VerticalNet Inc.                                1            420            588
Viasat Inc.                                     1          1,030         16,068
WebEx Communications Inc.                       1          1,360         33,796
-------------------------------------------------------------------------------
                                                                      1,885,945
-------------------------------------------------------------------------------

TELEPHONE--0.01%
-------------------------------------------------------------------------------
AT&T Latin America Corp.                        1          3,810          4,496
-------------------------------------------------------------------------------
                                                                          4,496
-------------------------------------------------------------------------------

TEXTILES--0.45%
-------------------------------------------------------------------------------
G&K Services Inc. "A"                                      1,700         54,910
Guess ? Inc.                                    1            700          5,250
Interface Inc. "A"                                         3,500         19,635
K Swiss Inc. "A"                                             460         15,295
Kellwood Co.                                               1,700         40,817
Nautica Enterprises Inc.                        1          1,820         23,278
Quaker Fabric Corp.                             1            800          6,648
Quiksilver Inc.                                 1          1,600         27,520
Steven Madden Ltd.                              1            620          8,723
UniFirst Corp.                                               880         19,844
Vans Inc.                                       1          1,120         14,269
Westpoint Stevens Inc.                                     2,700          6,615
Wolverine World Wide Inc.                                  3,300         49,665
-------------------------------------------------------------------------------
                                                                        292,469
-------------------------------------------------------------------------------

TOBACCO--0.18%
-------------------------------------------------------------------------------
Universal Corporation                                      2,100         76,461
Vector Group Ltd.                                          1,250         41,063
-------------------------------------------------------------------------------
                                                                        117,524
-------------------------------------------------------------------------------

TOYS / GAMES / HOBBIES--0.19%
-------------------------------------------------------------------------------
Action Performance Companies Inc.               1          1,200         36,732
Boyds Collection Ltd. (The)                     1          3,980         26,945
Jakks Pacific Inc.                              1          1,500         28,425
Topps Co. (The)                                 1          2,800         34,020
-------------------------------------------------------------------------------
                                                                        126,122
-------------------------------------------------------------------------------

TRANSPORTATION--1.55%
-------------------------------------------------------------------------------
Airborne Inc.                                              4,000         59,320
Alexander & Baldwin Inc.                                   3,200         85,440
Arctic Cat Inc.                                            1,220         20,740
Arkansas Best Corp.                             1          1,300         37,466
Atlas Air Inc.                                  1          1,250         18,313
Consolidated Freightways Corp.                  1          1,330          6,770
Covenant Transport Inc. "A"                     1            400          6,384
Dollar Thrifty Automotive Group Inc.            1          2,000         31,000
EGL Inc.                                        1          2,850         39,758
Florida East Coast Industries Inc.                         1,900         43,985
Forward Air Corp.                               1          1,300         44,096
Gulfmark Offshore Inc.                          1            350          9,909
Heartland Express Inc.                          1          1,050         29,159
Hunt (J.B.) Transport Services Inc.             1          1,100         25,520
Kansas City Southern Industries Inc.            1          4,790         67,683
Kirby Corp.                                     1          1,500         41,325

Landstar System Inc.                            1            600         43,506
Offshore Logistics Inc.                         1          1,300         23,088
Overseas Shipholding Group Inc.                            2,200         49,500
RailAmerica Inc.                                1          1,720         24,854
Roadway Express Inc.                                         900         33,030
Swift Transportation Co. Inc.                   1          4,390         94,429
Trico Marine Services Inc.                      1          1,880         14,194
US Freightways Corp.                                       2,020         63,428
Werner Enterprises Inc.                                    2,200         53,460
Yellow Corporation                              1          2,000         50,200
-------------------------------------------------------------------------------
                                                                      1,016,557
-------------------------------------------------------------------------------

TRUCKING & LEASING--0.20%
-------------------------------------------------------------------------------
AMERCO                                          1          1,200         22,584
Interpool Inc.                                             1,000         19,250
Ryder System Inc.                                          4,120         91,258
-------------------------------------------------------------------------------
                                                                        133,092
-------------------------------------------------------------------------------

WATER--0.29%
-------------------------------------------------------------------------------
American States Water Co.                                    720         25,164
California Water Service Group                             1,000         25,750
Connecticut Water Service Inc.                               450         13,307
Middlesex Water Co.                                          300         10,176
Philadelphia Suburban Corp.                                4,412         99,491
SJW Corp.                                                    200         17,058
-------------------------------------------------------------------------------
                                                                        190,946
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $60,447,744)                                                  62,647,831
-------------------------------------------------------------------------------

SECURITY                                              FACE AMOUNT         VALUE
-------------------------------------------------------------------------------

SHORT TERM INSTRUMENTS--13.61%
-------------------------------------------------------------------------------
Barclays Global Investors Funds Institutional
  Money Market Fund, Institutional Shares             $5,248,040      5,248,040
Dreyfus Money Market Fund                              1,526,366      1,526,366
Goldman Sachs Financial Square Prime
  Obligation Fund                                        738,264        738,264
Providian Temp Cash Money Market Fund                  1,198,577      1,198,577
U.S. Treasury Bill
  1.69%, 03/28/02                               2   3    200,000        199,197
-------------------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $8,910,442)                                                    8,910,444
-------------------------------------------------------------------------------


TOTAL INVESTMENTS IN SECURITIES -- 109.27%
(Cost $69,358,186)                                                   71,558,275
-------------------------------------------------------------------------------
Other Assets, Less Liabilities -- (9.27%)                            (6,070,149)
-------------------------------------------------------------------------------
NET ASSETS -- 100.00%                                               $65,488,126
===============================================================================

 1  Non-income earning securities.
 2  Yield to Maturity.
 3 This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.

The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001
--------------------------------------------------------------------------------

ASSETS

Investment in Russell 2000 Index Master Portfolio ("Master Portfolio"), at market value (Note 1)         $8,313,039
Receivable for fund shares sold                                                                             146,014
Due from E*TRADE Asset Management, Inc. (Note 2)                                                             20,616
                                                                                                         ----------
       TOTAL ASSETS                                                                                       8,479,669
                                                                                                         ----------
LIABILITIES
Payable for fund shares redeemed                                                                              8,790
Accrued administration fee (Note 2)                                                                             659
Due to Trustees                                                                                               2,673
Accrued expenses                                                                                             49,569
                                                                                                         ----------
       TOTAL LIABILITIES                                                                                     61,691
                                                                                                         ----------
TOTAL NET ASSETS                                                                                         $8,417,978
                                                                                                         ==========
NET ASSETS CONSIST OF:
Paid-in capital                                                                                           7,992,946
Undistributed net investment income                                                                           1,456
Net realized gain on investments and futures contracts                                                       32,200
Net unrealized appreciation of investments and futures contracts                                            391,376
                                                                                                         ==========
TOTAL NET ASSETS                                                                                         $8,417,978
                                                                                                         ==========
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.01)                                                  850,847
                                                                                                         ==========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                                           $     9.89
                                                                                                         ==========

   The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
STATEMENT OF OPERATIONS
Year ended December 31, 2001
--------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO:
       Dividends                                                                        $122,314
       Interest                                                                           11,196
       Expenses (Note 2)                                                                  (8,606)
                                                                                        --------
              NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO                      124,904
                                                                                        --------
EXPENSES (NOTE 2):
       Advisory fee                                                                        1,716
       Administration fee                                                                 36,998
       Shareholder servicing fees                                                          4,952
       Transfer agency fees                                                                7,280
       Legal services                                                                     14,269
       Audit services                                                                      5,483
       Custodian fee                                                                      13,440
       Registration fees                                                                  15,680
       Trustee fees                                                                        9,744
       Other expenses                                                                     13,157
                                                                                        --------
       TOTAL FUND EXPENSES BEFORE WAIVER                                                 122,719
Waived fees and reimbursed expenses(Note 2)                                              (75,557)
                                                                                        --------
       NET EXPENSES                                                                       47,162
                                                                                        --------
NET INVESTMENT INCOME                                                                     77,742
                                                                                        --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS
ALLOCATED FROM MASTER PORTFOLIO
       Net realized gain on sale of investments                                          186,682
Net change in unrealized appreciation of:
       Investments                                                                       391,064
       Futures contracts                                                                     312
                                                                                        --------
              NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
              FUTURE CONTRACTS ALLOCATED FROM MASTER PORTFOLIO                           578,058
                                                                                        --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $655,800
                                                                                        ========

   The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                                             Period from December
                                                                                                                  29, 20000
                                                                                                              (commencement of
                                                                                       For the Year Ended     operations) through
                                                                                        December 31, 2001      December 31, 2000
                                                                                       --------------------  --------------------
NET DECREASE IN NET ASSETS
OPERATIONS:
Net investment income                                                                       $     77,742             $   --
Net realized gain on sale of investments                                                         186,682                 --
Net change in unrealized appreciation/(depreciation) of investments and futures contracts        391,376                 --
                                                                                            ------------             ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                             655,800                 --
                                                                                            ------------             ------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                                         (76,286)                --
Distributions from net realized gain on sale of investments                                     (154,482)                --
                                                                                            ------------             ------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                             (230,768)                --
                                                                                            ------------             ------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                                                              18,884,049                 --
Value of shares issued in reinvestment of dividends and distributions                            211,651                 --
Cost of shares redeemed                                                                      (11,112,905)                --
                                                                                            ------------             ------
NET INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES OF COMMON STOCK                         7,982,795                 --
                                                                                            ------------             ------
REDEMPTION FEES                                                                                    9,151                 --
                                                                                            ------------             ------
NET INCREASE IN NET ASSETS                                                                     8,416,978                 --
NET ASSETS:
Beginning of period                                                                                1,000              1,000
                                                                                            ------------             ------
END OF PERIOD                                                                               $  8,417,978             $1,000
                                                                                            ============             ======
SHARE TRANSACTIONS:
Number of shares sold                                                                          1,966,395                100
Number of shares reinvested                                                                       21,926                 --
Number of shares redeemed                                                                     (1,137,574)                --
                                                                                            ------------             ------
NET INCREASE IN SHARES OUTSTANDING                                                               850,747                100
                                                                                            ============             ======

   The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------------

                                                                                               Period from December 29, 2000
                                                                          Year Ended           (commencement of operations)
FOR A SHARE OUTSTANDING FOR THE PERIOD                                 December 31, 2001    3    through December 31, 2000
                                                                       ------------------        -------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                          $ 10.00                     $ 10.00
                                                                            -------                     -------
INCOME FROM INVESTMENT OPERATIONS:
       Net investment income                                                   0.09                          --
       Net realized and unrealized gain on investments                         0.07                          --
                                                                            -------                     -------
       TOTAL INCOME FROM INVESTMENT OPERATIONS                                 0.16                          --
                                                                            -------                     -------
DISTRIBUTIONS TO SHAREHOLDERS:
       Distributions from net investment income                               (0.09)                         --
       Distributions from net realized gains                                  (0.19)                         --
                                                                            -------                     -------
       TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                    (0.28)                         --
                                                                            -------                     -------
REDEMPTION FEES ADDED TO PAID-IN CAPITAL                                       0.01                          --
                                                                            -------                     -------
NET ASSET VALUE, END OF PERIOD                                              $  9.89                     $ 10.00
                                                                            =======                     =======
TOTAL RETURN                                                                   1.82%                       0.00%
RATIOS/SUPPLEMENTAL DATA:
       Net assets, end of year (000s omitted)                               $ 8,418                     $     1
       Ratio of expenses to average net assets                  1              0.65%                         --
       Ratio of net investment income to average net assets     2              0.90%                         --
       Portfolio turnover rate of Master Portfolio                            45.87%                       0.00% 45

----------------------------------------------------------------------------------------------------------------------------

1      Ratio of expenses to average net assets prior to waived
       fees and reimbursed expenses                                            1.53%                        N/A
2      Ratio of net investment income (loss) to average net assets
       prior to waived fees and reimbursed expenses                            0.02%                        N/A
3      Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Russell 2000 Index Master Portfolio.
4      For the Period December 19, 2000 (commencement of operations) through
       December 31, 2000.
5      Rounds to less than 1%.


The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2001

1.   SIGNIFICANT ACCOUNTING POLICIES

E*TRADE Russell 2000 Index Fund (the "Fund") is a diversified series of E*TRADE Funds (the "Trust"), an open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of December 31, 2001 the Trust consisted of seven series: the E*TRADE Bond Fund (formerly the E*TRADE Bond Index Fund), the E*TRADE Financial Sector Index Fund, the E*TRADE International Index Fund, the E*TRADE Premier Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE Russell 2000 Index Fund.

The Fund's investment objective is to provide investment results that match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Index* by investing all of its investable assets in the Russell 2000 Index Master Portfolio ("Master Portfolio"). The Master Portfolio, in turn, invests in a representative sample of those securities comprising the Russell 2000 Index. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund.

* "Russell 2000 Index" is a service mark of the Frank Russell Company and has been licensed for use for certain purposes by E*TRADE Asset Management, Inc., (the "Investment Advisor"). Frank Russell Company does not sponsor the Fund nor is it affiliated in any way with the Investment Advisor or the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Frank Russell Company, and Frank Russell Company makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund.

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF ACCOUNTING

The Fund used the accrual method of accounting for financial reporting purposes.

INVESTMENT POLICY AND SECURITY VALUATION

The Fund is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in individual securities, a feeder fund, whose shares are offered to the public, invests all of its assets in a master portfolio that has substantially the same investment objective as the feeder fund. It is the master portfolio that actually invests in the individual securities. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Portfolio, a separate series of the Master Investment Portfolio ("MIP"), a registered open-end management investment company. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio. As of December 31, 2001, the value of the Fund's investment in the Master Portfolio was 12.69% of the outstanding interests of the Master Portfolio.

The Fund's investment in the Master Portfolio is valued at the net asset value of the Master Portfolio's interests held by the Fund. The equity securities of the Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities for which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for by the Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by the Master Portfolio as follows: dividend income is recorded on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method. All net investment income and realized and unrealized capital gains and losses of the Master Portfolio are allocated as required by the Internal Revenue Code of 1986, as amended (the "Code").

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Fund are declared and distributed quarterly. Dividends to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. The Fund intends to qualify as a "regulated investment company" ("RIC") under Subchapter M of the Code. If so qualified, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2001.

REDEMPTION FEES

Redemption of shares held in the Fund for less than four months are subject to a redemption fee of 1.00%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its services as investment advisor, ETAM is paid by the Fund at an annual rate of 0.02% of the Fund's average daily net assets if the Fund invests all of its assets in a master portfolio and 0.10% on that portion of the Fund's assets not invested in a master portfolio.

Pursuant to an investment advisory contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment advisory services in connection with the management of the Master Portfolio's assets. The Fund records daily its proportionate share of the Master Portfolio's advisory fee, described above, certain other fees paid by the Master Portfolio, such as accounting, administration, legal, SEC registration fees, in addition to income, expenses and realized and unrealized gains and losses.

The Fund records daily its proportionate share of the Master Portfolio's advisory fee, described above, certain other fees paid by the Master Portfolio, such as accounting, administration, legal, SEC registration fees, in addition to income, expenses and realized and unrealized gains and losses.

ETAM provides administrative services to the Fund. Services provided by ETAM acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters;
providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and reporting to the Board of Trustees concerning its activities pursuant to the Administrative Agreement. The Fund pays ETAM an administrative services fee equal to 0.10% of the Fund's average daily net assets. Prior to September 10, 2001, ETAM was paid an administrative services fee of 0.53% of average daily net assets.

As of September 10, 2001, ETAM also acts as shareholder servicing agent to the Fund under a new Shareholder Servicing Agreement with the Fund. As shareholder servicing agent, ETAM provides services to shareholders or investors investing in shares of the Fund such as: support of telephone services; delivery of prospectuses, reports and proxy statements; receiving, tabulating and transmitting proxies executed on behalf of shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances; maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent ETAM is permitted to do so under applicable statutes, rules or regulations. The Fund pays ETAM a shareholder servicing fee equal to 0.25% of the average daily net assets of the Fund. In addition, ETAM is allowed to use the servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities, Inc., a wholly owned subsidiary of E*TRADE Group, the Trust's distributor, for shareholder services provided by such affiliate to the Fund. Prior to September 10, 2001, E*TRADE Securities, Inc. served as the shareholder servicing agent for the Fund.

The amount called Due from E*TRADE Asset Management reflects contractual arrangements between ETAM and the Fund to waive or limit its fees or to assume other expenses on an annualized basis through at least August 31, 2002. The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM pursuant to the Expense Limitation Agreement provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made to ETAM without causing the total annual expense ratio of the Fund to exceed 0.65%.

In the interest of limiting expenses of the Fund, ETAM has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least August 31, 2002. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.65% of the Fund's daily net assets. The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and
(ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund.

Previous to September 10, 2001 the Fund charged a unitary fee of 0.65% that did not contemplate a waiver. For the period after September 10, 2001 ETAM waived or reimbursed fees or expenses totaling $75,557.

The Fund's investment in the Master Portfolio is also subject to an administrative fee of 0.02% of its average daily net assets to Barclays Global Investors N.A., and Stephens, Inc., the Master Portfolio's co-administrator. Such administrative fees are recorded at the Master Portfolio level.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company serves as sub-administrator, accounting services agent and custodian for the Fund.

E*TRADE Securities, Inc. also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund for the year ended December 31, 2001.

3.   PORTFOLIO SECURITIES LOANED

As of December 31, 2001, the Master Portfolio had loaned securities, which were collateralized by U.S. Government obligations and money market mutual funds. The Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Master Portfolio of securities lending is that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral are disclosed in the Master Portfolio's financial statements.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of E*TRADE Funds:

We have audited the accompanying statement of assets and liabilities of E*TRADE Russell 2000 Index Fund (the "Fund") (one of seven funds comprising the E*TRADE Funds) as of December 31, 2001 and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the respective periods ended December 31, 2001 and 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the E*TRADE Russell 2000 Index Fund as of December 31, 2001, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Los Angeles, California

February 14, 2002

RESULTS OF SHAREHOLDER VOTING (UNAUDITED)

A special meeting of shareholders of the Fund was held on November 2, 2001, as reconvened on November 27, 2001, at which shareholders voted, on and approved the proposals present at the meeting. The proxy with respect to this meeting, dated September 21, 2001, provides a more comprehensive discussion of the proposals. The following were the results of the vote:

A.       PROPOSALS APPROVED BY SHAREHOLDERS

         o Election of Trustees of the Trust (aggregating the votes of all shareholders of each series of the Trust)

                       For                             Withheld Authority
                       ---                             ------------------
                    84,354,539                             6,895,617

B.       PROPOSALS OF THE MASTER PORTFOLIO VOTED ON BY SHAREHOLDERS


         o    Election of Trustees of MIP

                       For                             Withheld Authority
                       ---                             ------------------
                     190,516                                 12,412

TRUSTEE/OFFICER INFORMATION (UNAUDITED)

         The chart below identifies the Trustees and officers of the Trust which currently consists of seven series. Each "interested" Trustee as defined by the 1940 Act, is indicated by an asterisk (*).

---------------------------------------------------------------------------------------------------------------------------
                                                           TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
         NAME, ADDRESS,                                                                                     OTHER
        AGE AND POSITION                    LENGTH                  PRINCIPAL OCCUPATION(S)             DIRECTORSHIPS
         HELD WITH TRUST                OF TIME SERVED               DURING PAST FIVE YEARS            HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
Steven Grenadier (36)              Since February 1999        Mr. Grenadier is an Associate
118 King Street                                               Professor of Finance at the
San Francisco, CA  94107                                      Graduate School of Business at
Trustee                                                       Stanford University, where he has
                                                              been employed as a professor since
                                                              1992.
---------------------------------------------------------------------------------------------------------------------------
*Shelly J. Meyers (42) (1)         Since February 1999        Ms. Meyers is the Manager, Chief      Meyers Investment
118 King Street                                               Executive Officer, and founder of     Trust
San Francisco, CA  94107                                      Meyers Capital Management, a
Trustee                                                       registered investment adviser         Meyers Capital
                                                              formed in January 1996.  She has      Management LLC
                                                              also managed the Meyers Pride Value
                                                              Fund since June 1996.
---------------------------------------------------------------------------------------------------------------------------
*Leonard C. Purkis (52) (1)        Since February 1999        Mr. Purkis is chief financial         E*TRADE Bank
118 King Street                                               officer and executive vice
San Francisco, CA  94107                                      president of finance and
Trustee                                                       administration of E*TRADE Group,
                                                              Inc.  He previously served as chief
                                                              financial officer for Iomega
                                                              Corporation (hardware manufacturer)
                                                              from 1995 to 1998.
---------------------------------------------------------------------------------------------------------------------------
Ashley T. Rabun (48)               Since February 1999        Ms. Rabun is the Founder and Chief    Trust For Investment
118 King Street                                               Executive Officer of InvestorReach    Managers
San Francisco, CA  94107                                      (which is a consulting firm
Trustee                                                       specializing in marketing and
                                                              distribution strategies for
                                                              financial services companies formed
                                                              in October 1996).
---------------------------------------------------------------------------------------------------------------------------
George J. Rebhan (67)              Since December 1999        Mr. Rebhan retired in December        Trust For Investment
118 King Street                                               1993, and prior to that he was        Managers
San Francisco, CA  94107                                      President of Hotchkis and Wiley
Trustee                                                       Funds (investment company) from
                                                              1985 to 1993.
---------------------------------------------------------------------------------------------------------------------------
Liat Rorer (41)                    Since May 2001             Ms. Rorer is Vice President of        N/A
President                                                     Operations and a director of
                                                              E*TRADE  Asset Management,
                                                              Inc. She is  also a Key Business
                                                              Leader of E*TRADE Securities, Inc.
                                                              which she joined in 1999.
                                                              Prior to that Ms. Rorer
                                                              worked as a senior
                                                              consultant for the Spectrem
                                                              Group, (financial services
                                                              consulting) beginning in
                                                              1998. From 1996 to 1998,
                                                              she was a marketing Vice
                                                              President for Charles
                                                              Schwab's Retirement Plan
                                                              Services, and prior to that
                                                              she held positions in
                                                              Fidelity's Retail Services,
                                                              Legal and Institutional
                                                              Services Departments.

---------------------------------------------------------------------------------------------------------------------------
                                                           TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
         NAME, ADDRESS,                                                                              OTHER DIRECTORSHIPS
        AGE AND POSITION                    LENGTH                  PRINCIPAL OCCUPATION(S)            HELD BY TRUSTEE
         HELD WITH TRUST                OF TIME SERVED               DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Elizabeth Gottfried (41)           Since November 2000        Ms. Gottfried is Vice President of    N/A
Vice President and Treasurer                                  E*TRADE Asset Management. She
                                                              joined E*TRADE in September
                                                              2000. Prior to that, she
                                                              worked at Wells Fargo Bank
                                                              from 1984 to 2000 and
                                                              managed various areas of
                                                              Wells Fargo's mutual fund
                                                              group.
---------------------------------------------------------------------------------------------------------------------------
Ulla Tarstrup (34)                 Since August 2000          Ms. Tarstrup joined E*TRADE in        N/A
Vice President                                                August 1998.  Prior to that, she
                                                              worked in Franklin Resources'
                                                              legal and administration department
                                                              from 1994 to 1998.
---------------------------------------------------------------------------------------------------------------------------
Jay Gould (46)                     Since August 2000          Mr. Gould is Secretary of E*TRADE     N/A
Secretary                                                     Asset Management.  From February
                                                              to  December 1999, he served as
                                                              a Vice President at
                                                              Transamerica and prior to
                                                              that he worked at Bank of
                                                              America (banking and
                                                              financial services) from
                                                              1994.
---------------------------------------------------------------------------------------------------------------------------

* Ms. Meyers may be considered an "interested" person of the Trust because she is an officer of an investment company whose shares are offered through the mutual fund "supermarket" sponsored by E*TRADE Group, Inc., the parent company of ETAM, investment adviser to each series of the Trust. Mr. Purkis may be considered an "interested" person of the Trust because he is an officer of E*TRADE Group, Inc., the parent company of ETAM, investment adviser to each series of the Trust.

(1) Effective February 21, 2002, Mr. Purkis resigned as a Trustee and Mitchell Caplan was elected by the Board as an "interested" Trustee

         The Statement of Additional Information includes additional information about the Trustees and officers of the Trust and may be obtained, without charge, by accessing our Website online (www.etrade.com) or by calling our toll-free number at (800) 786-2575.

Russell 2000 Index Master Portfolio
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

---------------------------------------------------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (including securities on loan (1)) (Cost:  $69,358,186) (Note 1) $          71,558,275
Receivables:
      Investment securities sold                                                                                    85,508
      Dividends and interest                                                                                        91,895
                                                                                                    -----------------------
Total Assets                                                                                                    71,735,678
                                                                                                    -----------------------
LIABILITIES
Payables:
      Due to broker - variation margin                                                                              26,100
      Collateral for securities loaned (Note 4)                                                                  6,209,957
      Advisory fees (Note 2)                                                                                         9,196
      Administration fees (Note 2)                                                                                   2,299
                                                                                                    -----------------------
Total Liabilities                                                                                                6,247,552
                                                                                                    -----------------------
NET ASSETS                                                                                           $          65,488,126
                                                                                                    =======================



---------------------------------------------------------------------------------------------------------------------------

   (1) Securities on loan with market value of $5,897,922. See Note 4.

The accompanying notes are an integral part of these financial statements.

Russell 2000 Index Master Portfolio
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2001

---------------------------------------------------------------------------------------------------------------------------


NET INVESTMENT INCOME
      Dividends                                                                                      $             864,282
      Interest                                                                                                      64,575
      Securities lending income                                                                                     15,501
                                                                                                    -----------------------
Total investment income                                                                                            944,358
                                                                                                    -----------------------
EXPENSES (Note 2)
      Advisory fees                                                                                                 48,778
      Administration fees                                                                                           12,194
                                                                                                    -----------------------
Total expenses                                                                                                      60,972
                                                                                                    -----------------------
Net investment income                                                                                              883,386
                                                                                                    -----------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      Net realized gain on sale of investments                                                                   1,063,756
      Net realized gain on sale of futures contracts                                                                90,237
      Net change in unrealized appreciation (depreciation) of investments                                           38,665
      Net change in unrealized appreciation (depreciation) of futures contracts                                      4,350
                                                                                                    -----------------------
Net gain on investments                                                                                          1,197,008
                                                                                                    -----------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                 $           2,080,394
                                                                                                    =======================

---------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Russell 2000 Index Master Portfolio
STATEMENTS OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------------------------

                                                                              For the Year Ended       For the Period Ended
                                                                               December 31, 2001       December 31, 2000 (1)
                                                                              --------------------     --------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
      Net investment income                                                 $             883,386    $              54,437
      Net realized gain (loss)                                                          1,153,993                  (13,760)
      Net change in unrealized appreciation (depreciation)                                 43,015                2,179,224
                                                                           -----------------------  -----------------------
Net increase in net assets resulting from operations                                    2,080,394                2,219,901
                                                                           -----------------------  -----------------------
Interestholder transactions:
      Contributions                                                                    22,766,923               50,010,000
      Withdrawals                                                                     (11,589,092)                      --
                                                                           -----------------------  -----------------------
Net increase in net assets resulting from interestholder transactions                  11,177,831               50,010,000
                                                                           -----------------------  -----------------------
Increase in net assets                                                                 13,258,225               52,229,901

NET ASSETS:
Beginning of period                                                                    52,229,901                       --
                                                                           -----------------------  -----------------------
End of period                                                               $          65,488,126    $          52,229,901
                                                                           =======================  =======================

---------------------------------------------------------------------------------------------------------------------------

   (1) For the period from December 19, 2000 (commencement of operations) to December 31, 2000.

The accompanying notes are an integral part of these financial statements.

RUSSELL 2000 INDEX MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES

   Master  Investment  Portfolio  ("MIP")  is  registered  under the  Investment
Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

   These financial statements relate only to the Russell 2000 Index Master Portfolio (the "Master Portfolio").

   The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

   SECURITY VALUATION

   The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

   SECURITY TRANSACTIONS AND INCOME RECOGNITION

   Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premiums and accretes discounts on debt securities purchased, using a constant yield to maturity method.

   FEDERAL INCOME TAXES

   MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxable on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

   It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

   FUTURES CONTRACTS

   The Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum ''initial margin'' requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was o pened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

   As of December 31, 2001, the open futures contracts outstanding were as follows:

--------------------------------------------------------------------------------
Number of         Futures       Expiration           Notional   Net Unrealized
Contracts           Index             Date     Contract Value     Appreciation
--------------------------------------------------------------------------------
11           Russell 2000         03/14/02     $    2,691,150   $       22,150

--------------------------------------------------------------------------------

   The Master Portfolio has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a face amount of $200,000.

   REPURCHASE AGREEMENTS

   The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Master Portfolio did not hold any repurchase agreements at December 31, 2001.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

   Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.08% of the average daily net assets of the Master Portfolio, as compensation for advisory services.

   Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

   Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

   MIP has  entered  into  administration  services  arrangements  with  BGI and
Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are entitled to receive a fee at an annual rate of 0.02% of the average daily net assets of the Master Portfolio, as compensation for providing administration services. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

   Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, served as a broker-dealer for the Master Portfolio. For the year ended December 31, 2001, BGIS received brokerage commissions from the Master Portfolio in the amount of $16, related to purchases and sales of portfolio investments.

   Pursuant  to an  exemptive  order  issued  by  the  Securities  and  Exchange
Commission, the Master Portfolio may invest in the Institutional Shares of the Barclays Global Investors Funds Institutional Money Market Fund ("IMMF"). The IMMF is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio, which is managed by BGFA, the Master Portfolio's investment advisor. The IMMF is an open-end money market fund available only to institutional investors and other investment companies managed by BGFA. The IMMF seeks a high level of income consistent with liquidity and the preservation of capital. While the IMMF does not directly charge a management fee, the master portfolio in which it invests in, does charge an advisory fee. Income distributions from the IMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolio are recorded as either interest income or securities lending income in the accompanying Statement of Operations.

   Certain officers and trustees of MIP are also officers of Stephens and BGI. As of December 31, 2001, these officers of Stephens and BGI collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3. INVESTMENT PORTFOLIO TRANSACTIONS

   Investment transactions (exclusive of short -term investments) for the year ended December 31, 2001 were as follows:

                        Purchases at cost   $ 37,021,224
                        Sales proceeds        26,957,885

   At December 31, 2001, the cost of investments for federal income tax purposes was $69,551,481. Net unrealized appreciation aggregated $2,006,794, of which $9,753,084 represented gross unrealized appreciation on securities and $7,746,290 represented gross unrealized depreciation on securities.

4. PORTFOLIO SECURITIES LOANED

   The Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

   As of December 31, 2001, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in money market mutual funds. The market value of the securities on loan at December 31, 2001 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities.

5. FINANCIAL HIGHLIGHTS

   Financial highlights for the Master Portfolio were as follows:

--------------------------------------------------------------------------------
                                             Year Ended        Period Ended
                                           December 31,        December 31,
                                                   2001                2000(1)
--------------------------------------------------------------------------------
    Ratio of expenses to          (3)            0.10 %              0.09 %
    average net assets

    Ratio of net investment       (3)            1.45 %              3.30 %
    income to average net
    assets

    Portfolio turnover rate                        46 %                 0 %(2)

    Total return                                 2.30 %             (4.40)%(4)

--------------------------------------------------------------------------------
(1) For the period from December 19, 2000 (commencement of operations) to December 31, 2000.
(2) Rounds to less than 1%.
(3) Annualized for periods of less than one year.
(4) Not annualized.

INDEPENDENT ACCOUNTANTS' REPORT


To the Interestholders and Board of Trustees
Master Investment Portfolio:

     In our opinion the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Russell 2000 Index Master Portfolio, a portfolio of Master Investment Portfolio (the "Portfolio"), at December 31, 2001, and the results of its operations, the changes in net assets and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

    The financial statements of the Portfolio as of December 31, 2000 and for the periods then ended were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those statements.



PricewaterhouseCoopers LLP
San Francisco, California
February 8, 2002

CHANGE IN INDEPENDENT ACCOUNTANTS (UNAUDITED)

As a result of the resignation of KPMG LLP as the Master Portfolio's independent accountants, the Audit Committee and the Board of Trustees of the Master Portfolio voted to appoint PricewaterhouseCoopers LLP as the independent accountants for the Master Portfolio's year ended December 31, 2001. During the previous year, the audit report of KPMG LLP contained no adverse opinion or disclaimer of opinion; nor was its report qualified nor modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the previous year, there were no disagreements between the Master Portfolio and KPMG LLP on any matters of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which if not resolved to the satisfaction of KPMG LLP would have caused it to make reference to the disagreements in its report on the financial statements for such years.


MASTER INVESTMENT PORTFOLIO
TRUSTEES INFORMATION (UNAUDITED)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio ("MIP") also serve as the Trustees and Officers of Barclays Global Investors Funds ("BGIF"). MIP and BGIF are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee oversees 23 funds within the fund complex and serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified. Unless otherwise noted in the tables below, the address for each Trustee is 111 Center Street, Little Rock, Arkansas 72201. Additional information about MIP's Trustees may be found in Part B of each Master Portfolio's Registration Statement, which is available without charge upon request by calling toll-free 1-888-204-3956.

                        OFFICERS AND INTERESTED TRUSTEES

--------------------------------------------------------------------------------------------------------
                               POSITION(S), LENGTH      PRINCIPAL OCCUPATIONS DURING PAST 5
NAME, ADDRESS AND AGE          OF TIME SERVED           YEARS, DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------
  Richard H. Blank, Jr., 45    Chief Operating          Vice President of Stephens Inc.; Director of
                               Officer, Secretary       Stephens Sports Management Inc.; and
                               and Treasurer, since     Director of Capo Inc.
                               October 20, 1993
--------------------------------------------------------------------------------------------------------
 *R. Greg Feltus, 50           Trustee, Chairman        Executive Vice President of Stephens Inc.;
                               and President, since     President of Stephens Insurance Services
                               October 20, 1993         Inc.; Senior Vice President of Stephens
                                                        Sports Management Inc.; and
                                                        President of Investors Brokerage Insurance
                                                        Inc.
--------------------------------------------------------------------------------------------------------
**Lee T. Kranefuss, 40         Trustee, since           Chief Executive Officer of the Individual
  Barclays Global Investors    November 16, 2001        Investor Business of Barclays Global
  45 Fremont Street                                     Investors, N.A.; The Boston Consulting Group
  San Francisco, CA 94105                               (until 1997)
--------------------------------------------------------------------------------------------------------

                             DISINTERESTED TRUSTEES

--------------------------------------------------------------------------------------------------------
                               POSITION(S), LENGTH      PRINCIPAL OCCUPATIONS DURING PAST 5
NAME, ADDRESS AND AGE          OF TIME SERVED           YEARS, DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------
  Mary G.F. Bitterman, 57      Trustee, since           President and Chief Executive Officer of the
                               November 16, 2001        James Irvine Foundation; President and Chief
                                                        Executive Officer of KQED, Inc.; Director of
                                                        Pacific Century Financial Corporation/Bank of
                                                        Hawaii.
--------------------------------------------------------------------------------------------------------
  Jack S. Euphrat, 79          Trustee, since           Private Investor.
                               October 20, 1993
--------------------------------------------------------------------------------------------------------
  W. Rodney Hughes, 75         Trustee, since           Private Investor.
                               October 20, 1993
--------------------------------------------------------------------------------------------------------
  Richard K. Lyons, 41         Trustee, since           Professor, University of California, Berkeley:
                               November 16, 2001        Haas School of Business; Member, Council of
                                                        Foreign Relations; Director of Matthews
                                                        International Funds; Trustee of iShares Trust,
                                                        Director of iShares, Inc.
--------------------------------------------------------------------------------------------------------
  Leo Soong, 55                Trustee, since           Managing Director of C.G. Roxane LLC;
                               February 9, 2000         Managing Director of Crystal Geyser Roxane
                                                        Water Co.; Co-Founder and President of
                                                        Crystal Geyser Water Co.
--------------------------------------------------------------------------------------------------------

* R. Greg Feltus is deemed to be an "interested person" because he serves as the Executive Vice
President of Stephens Inc., the distributor and co-administrator for the Master Portfolios.

** Lee T. Kranefuss is deemed to be an "interest person" because he serves as Chief Executive Officer of the Individual Investor Business of Barclays Global Investors, N.A., the co-administrator of the
Master Portfolios and the parent company of BGFA, the investment advisor for MIP.